            As filed with the Securities and Exchange Commission on
                                April 28, 1998
                                                     '33 Act File No. 33-67386

       ____________________________________________________________________
       ____________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                        Post-Effective Amendment No. 9
                                      to
                                   Form S-6
                                   ________

               For Registration Under the Securities Act of 1933
                    of Securities of Unit Investment Trusts
                           Registered on Form N-8B2
                                   ________


                  LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                         LINCOLN BENEFIT LIFE COMPANY
                                   Depositor

                             206 South 13th Street
                           Lincoln, Nebraska  68508


                                   ________

                                  JOHN MORRIS
                         Lincoln Benefit Life Company
                             206 South 13th Street
                           Lincoln, Nebraska  68508


            It is proposed that this filing will become effective:

            ___  immediately upon filing pursuant to paragraph (b) of Rule 485

             x   on May 1, 1998 pursuant to paragraph (b) of Rule 485
            ___

            ___  60 days after filing pursuant to paragraph (a) of Rule 485

            ___  on (date) pursuant to paragraph (a) of Rule 485


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. A 24f-2 notice for the fiscal year ending December 31, 1996 was filed on March 25, 1998.

                  LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                      CROSS REFERENCE SHEET TO PROSPECTUS

Cross reference sheet pursuant to Rule 404(c) showing location in prospectus of information required by Items of Form N-8B-2


ITEM NUMBER IN FORM N-8B-2                                      CAPTION IN PROSPECTUS
--------------------------                                      ---------------------

                           ORGANIZATION AND GENERAL INFORMATION
                           ------------------------------------

 1.  (a) Name of trust......................................    Cover, Definitions

     (b) Title of each class of.............................    Cover, Payment & Allocation of Premiums
         securities issued

 2.  Name & address of each depositor.......................    Cover, Lincoln Benefit Life Company

 3.  Name & address of custodian............................    Separate Account

 4.  Name & address of principal............................    Payment & Allocation of Premiums,
     underwriter                                                Distribution of the Policy

 5.  State in which organized...............................    Separate Account

 6.  Date of organization...................................    Separate Account

 9.  Material litigation....................................    Legal Proceedings



              GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST
              ------------------------------------------------------------

General Information Concerning Securities and Rights of Holders
---------------------------------------------------------------

10.  (a),(b)  Type of Securities............................    Cover, Payment & Allocation of Premiums

     (c)      Rights of securityholders.....................    Cover, Surrender & Withdrawal Privileges
              re: withdrawal or redemption                      Policy Loans, "Free Look" Period, Right
                                                                to Exchange

     (d)      Rights of securityholders.....................    Cover, Right to Exchange, Surrender &
              re: conversion, transfer or                       Withdrawal Privileges, Payment &
              partial withdrawal                                Allocation of Premiums, Transfers,
                                                                "Free Look" Period

     (e)      Rights of securityholders.....................    Policy Lapse, Reinstatement
              re: lapses, default,
              & reinstatement

     (f)      Provisions re: voting.........................    Voting Rights
              rights

     (g)      Notice to securityholders.....................    Reports & Records


ITEM NUMBER IN FORM N-8B-2                                      CAPTION IN PROSPECTUS
--------------------------                                      ---------------------
     (h)      Consent of Security.............................  Additions, Deletions or Substitutions of
              Holders                                           Investments, Payment & Allocation of
                                                                Premiums

     (i)      Other principal features........................  Charges & Deductions, Policy Benefits
                                                                & Rights, Policy Value, Other Matters

Information Concerning Securities Underlying Trust's Securities
---------------------------------------------------------------

11.  Unit of specified securities in which....................  Cover, The Portfolios securityholders have an interest

12.  (a)-(d) Name of company, & name..........................  Cover, The Portfolios
             & address of its custodian

Information Concerning Loads, Fees, Charges & Expenses
------------------------------------------------------
13.  (a)     With respect to each load,.......................  Charges & Deductions fee, charge & expense

     (b)     Deductions for sales charges.....................  Surrender Charge

     (c)     Sales load as percentage.........................  Surrender Charge of amount invested

     (d)-(g) Other loads, fees &..............................  Monthly Deductions, Premium Charges,
             expenses                                           Risk Charge, Transfer Fee, Administrative
                                                                Expense Charge, Other Charges

Information Concerning Operation of Trust
-----------------------------------------

14.  Procedure for applications for &.........................  Payment & Allocation of Premiums,
     issuance of trust's securities                             Distribution of the Policy

15.  Procedure for receipt of payments........................  Payment & Allocation of Premiums,
     from purchases of trust's securities                       Payment of Premiums, Monthly Guarantee
                                                                Premiums, Allocation of Premiums,
                                                                Transfers

16.  Acquisition & disposition of.............................  Cover, The Portfolios
     underlying securities

17.  (a)     Procedure for withdrawal.........................  Cover, Surrender & Withdrawal Privileges
                                                                "Free Look" Period, Right to Exchange

     (b)     Redemption or repurchase.........................  "Free Look" Period, Right to Exchange

     (c)     Cancellation or resale...........................  "Free Look" Period, Right to Exchange




ITEM NUMBER IN FORM N-8B-2                                      CAPTION IN PROSPECTUS
--------------------------                                      ---------------------
18.  Purchase of underlying securities...................       The Portfolios, Allocation of Premiums,
                                                                Transfers

19.  Procedure for keeping records &.....................       The Portfolios, Reports & Records
     furnishing information to
     securityholders

21.  (a) & (b) Loans to securityholders..................       Policy Loans

23.  Bonding arrangements for depositor..................       Safekeeping of the Separate Account's
                                                                Assets

24.  Other material provisions...........................       General Provisions

                       ORGANIZATION, PERSONNEL & AFFILIATED PERSONS OF DEPOSITOR
                       ---------------------------------------------------------

Organization & Operations of Depositor
--------------------------------------
25.  Form, state & date of organization.................        Lincoln Benefit Life Company
     of depositor

27.  General character of business of...................        Lincoln Benefit Life Company
     depositor

28.  (a) 5% ownership...................................        Lincoln Benefit Life Company
     (b) Business experience of.........................        Executive Officers & Directors of
         officers & directors of                                Lincoln Benefit Life Company
         the depositor

Companies Owning Securities of Depositor
----------------------------------------

29.  Each company owning 5% of voting...................        Lincoln Benefit Life Company
     securities of depositor

Controlling Persons
-------------------

30.  Control of depositor...............................        Lincoln Benefit Life Company

                                  DISTRIBUTION & REDEMPTION OF SECURITIES
                                  ---------------------------------------

Distribution of Securities
--------------------------

35.  Distribution.......................................        Lincoln Benefit Life Company,
                                                                Distribution of the Policy


ITEM NUMBER IN FORM N-8B-2                                      CAPTION IN PROSPECTUS
--------------------------                                      ---------------------

38.   (a)    General description of..........................   Distribution of the Policy
             method of distribution of
             securities

      (b)    Selling agreement between.......................   Distribution of the Policy
             trust or depositor &
             underwriter

      (c)    Substance of current............................   Distribution of the Policy
             agreements

Principal Underwriter
-------------------------

39.   (a) & (b) Principal Underwriter........................   Distribution of the Policy

41.   Character of Underwriter's business....................   Distribution of the Policy

Offering Price or Acquisition Value of Securities of Trust
----------------------------------------------------------

44.   Information concerning offering........................   The Portfolios, Policy Value, Net
      price or acquisition valuation of                         Investment Factor
      securities of trust.  (All underlying
      securities are shares in registered
      investment companies.)

Redemption Valuation of Securities of Trust
-------------------------------------------

46.   Information concerning redemption .....................   The Portfolios, Policy Value, Net
      valuation of securities of trust.  (All                   Investment Factor
      underlying shares are shares in a
      registered investment company.)

Purchase & Sale of Interests in Underlying Securities
-----------------------------------------------------

47.   Maintenance of Position................................   Cover, Separate Account, The
                                                                Portfolios, Payment & Allocation of
                                                                Premiums


           INFORMATION CONCERNING TRUSTEE OR CUSTODIAN
           -------------------------------------------

48.   Custodian of trust.....................................   Separate Account

50.   Lien on trust assets...................................   Separate Account


ITEM NUMBER IN FORM N-8B-2                                      CAPTION IN PROSPECTUS
--------------------------                                      ---------------------

                INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES
                ---------------------------------------------------------

51.   (a)    Name & address of insurer.......................   Cover, Lincoln Benefit Life Company

      (b)    Types of policies...............................   Cover, Payment & Allocation of Premiums,
                                                                Federal Tax Matters

      (c)    Risks insured & excluded........................   Death Benefit, Optional Insurance Benefits
                                                                Misstatements, Suicide

      (d)    Coverage........................................   Cover, Payment & Allocation of Premiums

      (e)    Beneficiaries...................................   Death Benefit, Beneficiaries

      (f)    Terms of cancellations..........................   Policy Lapse, Reinstatement
             & reinstatement

      (g)    Method of determining...........................   Payment of Premiums, Monthly Guarantee
             amount of premium paid                             Premiums, Premium Limitations, Allocation
             by holder                                          of Premiums


                             POLICY OF REGISTRANT
                             --------------------

52.   (a) & (c) Selection of Portfolio.......................   Additions, Deletions or Substitutions of
                securities                                      Investments

Regulated Investment Company
----------------------------

53.   (a)       Taxable status of trust......................   Taxation of the Separate Account


                     FINANCIAL AND STATISTICAL INFORMATION
                     -------------------------------------

59.   Financial Statements...................................   Financial Statements

________________________
* Items not listed are not applicable to this Registration Statement

                                  PROSPECTUS
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY
                         LINCOLN BENEFIT LIFE COMPANY

      OPERATIONS CENTER ADDRESS:                  MAILING ADDRESS:
         206 SOUTH 13TH STREET                     P.O. BOX 82532
        LINCOLN, NEBRASKA 68508             LINCOLN, NEBRASKA 68501-2532

The Flexible Premium Variable Life Insurance Policy ("Policy") described in this Prospectus is offered by Lincoln Benefit Life Company ("Lincoln Benefit Life"), a wholly owned subsidiary of Allstate Life Insurance Company. The pol-icy is designed to provide both life insurance protection and maximum flexi-bility in connection with premium payments and death benefits. You may, sub-ject to certain restrictions, vary the frequency and amount of the premium payments and increase or decrease the level of life insurance benefits payable under the Policy. This flexibility allows you to provide for changing insur-ance needs within the confines of a single insurance policy.

The Policy provides for a Death Benefit payable at the Insured's death. You may choose one of two Death Benefit options: a level amount which generally equals the face amount of the Policy, or a variable amount which generally equals the face amount plus the Policy Value. As long as the Policy remains in force, the Death Benefit will not be less than the current face amount of the Policy, reduced by any outstanding Policy debt and any due and unpaid charges. The minimum face amount of a Policy is $50,000 ($25,000 for Insureds age 65 or over at the Policy date). The Policy can be guaranteed to stay in force and provide a Guaranteed Minimum Death Benefit for a specified period through the payment of a Monthly Guaranteed Premium (see page 9).

The Policy does not contain a minimum guaranteed policy value. The Policy Value will vary up or down to reflect the investment experience of the amounts allocated to the selected funds. You bear the entire investment risk for all amounts so allocated. The Policy Value will also reflect the amount of premium payments, any partial surrenders, and charges imposed.

You may choose to invest in one or more Subaccounts of the Separate Account or the Fixed Account, discussed further on pages 6 to 8. The Policy provides a free look period. You may cancel the Policy by returning it to us within the latest of 10 days after you receive the Policy, 10 days after we mail or de-liver a written notice of withdrawal right to you, or 45 days after you sign the application. We will refund the policy value as of the date we receive the Policy plus any charges previously deducted, unless your state requires a re-fund of premium.

The Funds underlying the Separate Account currently are:

JANUS ASPEN SERIES: Flexible Income Portfolio, Balanced Portfolio, Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND: Money Market Portfolio; Equity-Income Portfolio; Growth Portfolio; Overseas Portfolio

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II: Asset Manager Portfolio; Contrafund Portfolio

IAI RETIREMENT FUNDS, INC.: IAI Regional Portfolio; IAI Balanced Portfolio; IAI Reserve Portfolio

FEDERATED INSURANCE MANAGEMENT SERIES: Federated Utility Fund II; Federated Fund for U.S. Government Securities II; Federated High Income Bond Fund II

SCUDDER VARIABLE LIFE INVESTMENT FUND: Bond Portfolio

It may not be financially advantageous to replace existing insurance coverage or buy additional insurance if you already own another flexible premium vari-able life insurance policy.

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED OR PRECEDED BY A CURRENT PROSPEC-TUS FOR THE JANUS ASPEN SERIES; THE FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND AND THE VARIABLE INSURANCE PRODUCTS FUND II; THE IAI RETIREMENT FUNDS, INC.; THE FEDERATED INSURANCE MANAGEMENT SERIES; AND THE SCUDDER VARIABLE LIFE INVESTMENT FUND.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADE-QUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OF-FENSE.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998

                               TABLE OF CONTENTS

DEFINITIONS.................................................................   3
QUESTIONS AND ANSWERS ABOUT YOUR POLICY.....................................   4
LINCOLN BENEFIT LIFE AND THE INVESTMENT OPTIONS.............................   6
Lincoln Benefit Life Company................................................   6
Separate Account............................................................   6
The Portfolios..............................................................   6
Additions, Deletions or Substitutions of Investments........................   8
The Fixed Account...........................................................   8
PAYMENT AND ALLOCATION OF PREMIUMS..........................................   8
General.....................................................................   8
Payment of Premiums.........................................................   8
Monthly Guarantee Premiums..................................................   9
Premium Limitations.........................................................   9
Modified Endowment Contracts................................................   9
Allocation of Premiums......................................................   9
Dollar Cost Averaging Program...............................................  10
Portfolio Rebalancing.......................................................  10
Transfers...................................................................  10
Policy Lapse................................................................  11
Reinstatement...............................................................  11
POLICY BENEFITS AND RIGHTS..................................................  11
Death Benefit...............................................................  11
Death Benefit Options.......................................................  11
Optional Methods of Payment.................................................  12
Policy Value................................................................  13
Net Investment Factor.......................................................  13
Policy Loans................................................................  13
Surrender and Withdrawal Privileges.........................................  14
Free Look Period............................................................  14
Right to Exchange...........................................................  15
CHARGES AND DEDUCTIONS......................................................  15
Premium Charges.............................................................  15
Monthly Deductions..........................................................  15
Administrative Expense Charge...............................................  15
Risk Charge.................................................................  15
Surrender Charge............................................................  15
Transfer Fee................................................................  16
Portfolio Company Annual Expenses...........................................  16
Other Charges...............................................................  17

GENERAL PROVISIONS..........................................................  17
The Policy..................................................................  17
Beneficiaries...............................................................  17
Assignment..................................................................  17
Incontestability............................................................  17
Misstatements...............................................................  17
Suicide.....................................................................  17
Postponement of Payments....................................................  17
Reports and Records.........................................................  17
Optional Insurance Benefits.................................................  18
DISTRIBUTION OF THE POLICY..................................................  18
MARKET TIMING AND ASSET ALLOCATION SERVICES.................................  18
FEDERAL TAX MATTERS.........................................................  18
Taxation of the Separate Account............................................  18
Taxation of Policyowners....................................................  19
Modified Endowment Contracts................................................  19
Diversification Requirements................................................  19
Qualified Plans.............................................................  20
Tax Advice..................................................................  20
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................................  20
VOTING RIGHTS...............................................................  20
STATE REGULATION OF LINCOLN BENEFIT LIFE....................................  20
EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT LIFE....................  21
LEGAL MATTERS...............................................................  22
LEGAL PROCEEDINGS...........................................................  22
EXPERTS.....................................................................  22
REGISTRATION STATEMENT......................................................  22
FINANCIAL STATEMENTS........................................................  22
ILLUSTRATIONS............................................................... A-1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                                  DEFINITIONS

In addition to the terms which are defined elsewhere in this Prospectus, the following words and phrases shall have the indicated meanings:

AGE--The Insured's age at last birthday.

ATTAINED AGE--The age of the Insured at the last Policy Anniversary.

BENEFICIARY(IES)--The person(s) designated to receive any Death Benefit under the Policy.

CODE--The Internal Revenue Code.

COMPANY ("WE", "US", "OUR", "LINCOLN BENEFIT LIFE")--Lincoln Benefit Life Com-pany.

DEATH BENEFIT--The amount payable to the Beneficiary under the Policy upon the death of the Insured.

DUE PROOF OF DEATH--(1) a certified original copy of the death certificate; or
(2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who at-tended the deceased at the time of death; or (d) any other proof satisfactory to the Company.

FIXED ACCOUNT--The portion of Policy Value invested in our general account.

INSURED--The person whose life is covered by the Policy.

ISSUE AGE--The Insured's age as of the Issue Date.

ISSUE DATE--The date the Policy is issued. It is used to determine policy years and policy months in the Policy.

LAPSE DETERMINATION VALUE--The value that must be available to pay a monthly deduction in order for the Policy to remain in force. We use the Policy Value to determine this value if no loans are on the Policy; and the Net Surrender Value if the Policy has outstanding loans.

LOAN ACCOUNT--An account established for amounts transferred from the Subaccounts and the Fixed Account as security for outstanding policy loans.

MONTHLY AUTOMATIC PAYMENT--A method of making payments each month automatical-ly; for example, by bank draft or salary deduction.

MONTHLY DEDUCTION DAY--The same day in each month as the Issue Date. The day of the month on which deductions are made.

NET DEATH BENEFIT--The Death Benefit less any Policy Debt.

NET POLICY VALUE--The Policy Value less any Policy Debt.

NET PREMIUM--The gross premium less the premium tax charge of 2 1/2%.

NET SURRENDER VALUE--The Surrender Value less any Policy Debt.

OWNER "YOU"--The person(s) having the privileges of ownership defined in the Policy. Such privileges may be restricted by a retirement plan pursuant to which the Contract is issued.

POLICY DEBT--The sum of all unpaid policy loans and accrued interest thereon.

POLICY VALUE--The sum of the values of your interests in the Subaccounts of the Separate Account, plus the value of the Fixed Account and the Loan Ac-count. The amount from which monthly deductions are made and the death benefit is determined.

PORTFOLIO(S)--The underlying mutual fund(s) (or investment series thereof) in which the Subaccounts invest.

PREMIUM--The amount paid to us under the Policy. Premiums may be paid at any time.

RECORD DATE--The date we record the Policy on our books as an inforce policy.

SEPARATE ACCOUNT--A segregated investment account of the Company entitled Lin-coln Benefit Life Variable Life Account.

SUBACCOUNT--A subdivision of the Separate Account invested wholly in shares of one of the Portfolios.

SURRENDER VALUE--The Policy Value less any applicable surrender charges.

VALUATION DATE--Each day the New York Stock Exchange ("NYSE") is open for business.

VALUATION PERIOD--The period commencing at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time) on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

                             QUESTIONS AND ANSWERS
                               ABOUT YOUR POLICY

The following is a compilation of answers to selected questions that you might have about some of the most important features of your Policy. The remainder of the prospectus, which follows immediately afterward, contains a more com-plete discussion of these and other matters.

1. WHAT IS A FLEXIBLE PREMIUM VARIABLE LIFE POLICY?

This policy has a Death Benefit, Policy Value, and other features of life in-surance providing fixed benefits. It is a "flexible premium' policy since, once you decide upon a Death Benefit, you have a great amount of flexibility in determining when and how much premium you want to pay. It is a "variable' policy because the Death Benefit and Policy Value vary according to the in-vestment experience of the funds to which you have allocated your premium. The Policy Value is not guaranteed. The Death Benefit may be guaranteed under the Guaranteed Minimum Death Benefit provision. This policy provides you with the opportunity to take advantage of appreciation in your Policy Value, but you also bear the risk of any depreciation.

2. WHAT ARE THE DEATH BENEFIT OPTIONS?

We will pay a Death Benefit to the Beneficiary upon the Insured's death while this policy is in force. The Policy provides for two Death Benefit options. Under either option, the Death Benefit will not be less than the current face amount of the Policy minus any outstanding Policy Debt and any due and unpaid charges.

Under "Option 1,' the Death Benefit is a generally level amount equal to the policy's face amount. The Death Benefit at any time under Option 1 is the greater of the face amount or the Policy Value times a specified percentage. "Option 2' provides a Death Benefit which is the greater of the face amount plus the Policy Value on the Insured's date of death or the Policy Value times a specified percentage. The Death Benefit under Option 2 is a variable amount. (See page 11).

3. WHAT IS THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE?

Unless otherwise required by your state, we agree to keep the Policy in force regardless of investment performance of the underlying funds and provide a Guaranteed Minimum Death Benefit ("GMDB") for either a) the Insured's life-time, or b) for issue ages 0-55: to the Insured's attained age 65; for issue ages 56-70: 10 policy years; or for issue ages 71-79: to the Insured's at-tained age 80, so long as you pay the appropriate monthly guarantee premium (see page 9).

4. HOW WILL MY POLICY VALUE BE DETERMINED?

The Policy Value is the sum of the values of your interests in the Subaccounts of the Separate Account, plus the values in the Fixed Account and the Loan Ac-count. Your Policy Value will reflect any Net Premiums paid, partial withdraw-als, charges assessed and the performance of the underlying Funds. We do not guarantee a minimum Policy Value.

5. HOW DO I PAY PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your premium payments. You have a required premium in your policy which is based on your policy's face amount and the Insured's age, sex, and risk class. You do not have to pay the required premium after the first Policy Year.

To take advantage of the Guaranteed Minimum Death Benefit feature, you must pay the cumulative monthly guarantee premiums due. If you allow the GMDB fea-ture to terminate, you must pay enough premium so that your Lapse Determina-tion Value can pay monthly deductions. Otherwise, any level of premium payment is acceptable. The failure to pay a planned periodic premium will not automat-ically cause the policy to lapse. See "Payment of Premiums" on page 8 and "Policy Lapse" on page 11.

6. CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's face amount. You may request an increase and/or a decrease after the fifth Policy Year. You may do so by sending us a written request. To apply for an increase in face amount, you must provide us with satisfactory evidence of in-surability. You must increase the face amount by at least $10,000. Any in-crease will result in additional charges. No decrease in face amount will be allowed if the resulting face amount would be less than $25,000. (See page
11).

7. HOW ARE NET PREMIUMS ALLOCATED?

Before the premiums are allocated to the Policy Value, we deduct 2 1/2% for premium taxes. (See "Premium Charges," page 15.) The remaining amount is called the Net Premium. You allocate your Net Premiums among the mutual fund Portfolios and the Fixed Account when you apply for the Policy. Percentages must be in whole numbers and the total allocation must equal 100%. When you pay additional premiums, you should again specify how you want your Net Premi-ums allocated. If you don't, we will automatically allocate the payment based on the then current Net Premium allocation (see page 9).

You may transfer Policy Values among the Subaccounts and the Fixed Account while the Policy is in force, by writing us or calling us at 1-800-865-5237 (see page 9). There are additional transfer restrictions for the Fixed Account (see page 10).

You may also want to take advantage of our automatic dollar cost averaging or portfolio rebalancing programs. Under the dollar cost averaging program, your values are automatically transferred from the Fixed Account or a Subaccount of your choosing to up to eight other Subaccounts at regular intervals. Transfers may be made monthly, quarterly or annually. (See "Dollar Cost Averaging Pro-gram", page 10).

Under the portfolio rebalancing program, you can maintain the percentage of your Policy Value allocated to each Subaccount at a pre-set level. Investment results will shift this balance of your Policy Value allocations. If you se-lect rebalancing, we will automatically transfer your Policy Value back to the per-centages at the frequency (monthly, quarterly, semiannually, or annually) that you specify. (See "Portfolio Rebalancing," page 10.)

8. IN WHICH MUTUAL FUNDS DOES THE SEPARATE ACCOUNT INVEST?

The Separate Account currently invests exclusively in shares of these mutual funds:

FUND                                   PORTFOLIO(S)
----                                   ------------
Janus Aspen Series                     Flexible Income Portfolio
                                       Balanced Portfolio
                                       Growth Portfolio
                                       Aggressive Growth Portfolio
                                       Worldwide Growth Portfolio
-------------------------------------------------------------------------
Fidelity's                             Money Market Portfolio
Variable Insurance                     Equity-Income Portfolio
Products Fund                          Growth Portfolio
                                       Overseas Portfolio
-------------------------------------------------------------------------
Fidelity's                             Asset Manager Portfolio
Variable Insurance                     Contrafund Portfolio
Products Fund II
-------------------------------------------------------------------------
IAI Retirement                         IAI Regional Portfolio
Funds Inc.                             IAI Balanced Portfolio
                                       IAI Reserve Portfolio
-------------------------------------------------------------------------
                                       Federated Utility Fund II
Federated Insurance                    Federated Fund for
Management Series                       U.S. Government Securities II
                                       Federated High Income Bond Fund II
-------------------------------------------------------------------------
Scudder Variable Life Investment Fund  Bond Portfolio
-------------------------------------------------------------------------

The assets of each Portfolio are held separately from the other Portfolios and each has distinct investment objectives which are described in the accompany-ing prospectuses for the Funds.

9. MAY I MAKE A POLICY LOAN?

Yes, you may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restric-tions may apply if this Policy is issued in connection with a qualified plan. See "Qualified Plans" on page 20.

10. WHAT ARE THE CHARGES DEDUCTED FROM MY POLICY VALUE?

We will make a monthly deduction from your Policy Value. Unless otherwise re-quested, it will be taken pro-rata from each of your Subaccounts and the Fixed Account. The monthly deduction is:

a) Your Policy's cost of insurance and cost of additional benefits provided by rider; and

b) A $5.00 Policy fee.

We also impose an annual administrative charge of 0.20% of your Policy Value during the first twelve Policy Years.

A Mortality and Expense Risk Charge of .70% (on an annual basis) of the value of the Subaccount is assessed daily against each Subaccount.

See "Charges and Deductions," page 15, for more details.

11. MAY I SURRENDER THE POLICY?

Yes, as long as the Policy is in force, you may surrender your Policy in whole or make partial withdrawals (see page 14). A surrender charge may be imposed upon surrender. The surrender charge is comprised of a contingent deferred sales charge and a contingent deferred administrative charge. The surrender charge is based on the face amount of the Policy, and also depends on the is-sue age, premium class and sex of the Insured. During the lifetime of the Pol-icy, the minimum partial withdrawal that may be taken at any time is $250.

We will waive the surrender charge for a 60 day period if we raise your cost of insurance rate scale during the first five Policy Years. See "Surrender Charge," page 15.

12. WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to satisfy the definition of a life insurance con-tract under the Code. As such, we may be required to limit the premiums you pay to ensure that your Policy continues to meet this definition.

The Policy Value under your Policy is subject to the same federal income tax treatment as the policy value under a fixed benefit life insurance policy. Un-der existing tax law, if your Policy is not a modified endowment contract as discussed in the following paragraphs, you generally will be taxed on Policy Value withdrawn from the Policy and Surrender Value received upon surrender of the Policy only to the extent these amounts, when added to previous distribu-tions, exceed the total premiums paid. Amounts received upon surrender or withdrawal in excess of premiums paid will be treated as ordinary income.

Special rules govern withdrawals from life insurance contracts referred to as modified endowment contracts. In short, if your Policy fails the "7-pay test" described on page 19, your Policy would be classified as a modified endowment contract.

Withdrawals (including policy loans) from modified endowment contracts are treated differently than withdrawals from other life insurance contracts as follows. First, amounts withdrawn would be treated as income first and taxed accordingly. Second, an additional 10% penalty tax would generally be imposed on the taxable portion of amounts received before age 59 1/2. For more infor-mation, see "Federal Tax Matters," page 18.

13. CAN I RETURN THIS POLICY AFTER IT HAS BEEN DELIVERED?

You may return the Policy to us within forty-five days after signing the ap-plication, ten days after you receive your Pol-icy or ten days after we have delivered a notice of your right of withdrawal, whichever is later (unless your state requires a longer "free look period"). You will receive a refund of your Policy Value plus any charges previously deducted, unless your state requires a refund of premium.

                             LINCOLN BENEFIT LIFE
                          AND THE INVESTMENT OPTIONS

LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life in-surance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 206 South 13th Street, Lin-coln, Nebraska 68508. Lincoln Benefit Life is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance com-pany incorporated under the laws of the State of Illinois. Allstate Life In-surance Company is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding Capital stock of Allstate is owned by The Allstate Corporation ("Corporation").

We are admitted to conduct life insurance and annuity business in the District of Columbia, Guam and in all states except New York. The Policy will be mar-keted in all of the jurisdictions in which we are admitted to conduct variable life business. The Policies offered by this prospectus are issued by us and will be funded in the Separate Account and the Fixed Account.

Lincoln Benefit Life Company is highly rated by independent agencies, includ-ing A.M. Best, Moody's, and Standard & Poor's. These ratings are based on the Company's reinsurance agreement with Allstate Life Insurance Company, as ex-plained below, and reflect financial soundness and strong operating perfor-mance. The ratings are not intended to reflect the financial strength or in-vestment experience of the Separate Account. We may from time to time advertise these ratings in our sales literature.

We receive our ratings through Allstate Life, which reinsures all net new business from the Lincoln Benefit Life fixed account. Through the reinsurance agreement, all of the assets backing Lincoln Benefit Life's reinsured liabili-ties are owned by Allstate Life Insurance Company. These assets represent our fixed account and are invested and managed by Allstate Life Insurance Company. While the reinsurance agreement provides Lincoln Benefit Life with financial backing from Allstate Life, it does not create any direct contractual rela-tionship with individual Lincoln Benefit Life policyholders.

SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account was originally established by Lincoln Benefit on May 17, 1990, pursuant to the provisions of Nebraska law, as a segregated asset account of the Company. The Separate Ac-count meets the definition of a "separate account" under the federal securi-ties laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registra-tion does not involve supervision of the management of the Separate Account or the Company by the Securities and Exchange Commission.

The assets of the Separate Account are our property. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business we may conduct. Our obligations arising under the Contracts are general corporate ob-ligations of Lincoln Benefit Life.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.

The Separate Account is divided into Subaccounts, with the assets of each Subaccount invested in the shares of one of the Portfolios. We do not guaran-tee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account will vary with the values of shares of the Portfolios, and are also reduced by Policy charges. The Sepa-rate Account may also fund other contracts issued by Lincoln Benefit Life, which will be accounted for separately.

THE PORTFOLIOS. Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios, which are open-end management investment com-panies ("Funds") registered under the Investment Company Act of 1940 (commonly known as "mutual funds"), or separate investment series of such Funds. Follow-ing is a summary description of the Portfolios in which the Subaccounts in-vest. More detailed information concerning the Portfolios appears in the re-spective accompanying prospectuses for the Funds.

JANUS ASPEN SERIES (investment adviser: Janus Capital Corporation)

FLEXIBLE INCOME PORTFOLIO seeks to maximize total return from a combination of current income and capital appreciation, with an emphasis on the income compo-nent of total return. Flexible Income Portfolio invests in all types of in-come-producing securities. This Portfolio may have substantial holdings of debt securities rated below investment grade (commonly known as "junk bonds"). Investments in such securities present special risks; you are urged to care-fully read the risk disclosure in the accompanying prospectus relating to the Portfolio before allocating amounts to the Janus Flexible Income Subaccount.

BALANCED PORTFOLIO seeks long-term growth of capital balanced by current in-come. Balanced Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in in-come securities selected primarily for their income potential.

GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of a large number of issuers of any size. Generally, this Portfolio emphasizes issuers with larger market capital-izations.

AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital. The Portfolio is a non-diversified fund that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies, those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). Companies whose capitalization falls outside this range after the Portfolio's initial purchase continue to be considered medium-sized companies for the purpose of this policy. The range of the MidCap Index is expected to change on a regular basis. Subject to the above policy, the Portfolio may also invest in smaller or larger issuers.

WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital by investing in a diversified portfolio of common stocks of foreign and domestic issuers of any size. Worldwide Growth Portfolio normally invests in issuers from at least five different countries including the United States.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (investment adviser: Fidelity Man-agement & Research Company)

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest in high quality U.S. Dollar-denominated money market securities of do-mestic and foreign issuers, including U.S. Government Securities and repur-chase agreements.

EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in in-come-producing equity securities. The goal is to achieve a yield in excess of the composite yield of the S&P 500 Composite Stock Price Index. At least 65% of the Portfolio's assets will be invested in income producing common or pre-ferred stock. The Portfolio has the flexibility, however, to invest the bal-ance in all types of domestic and foreign securities, including bonds.

GROWTH PORTFOLIO seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security.

OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through invest-ments in foreign securities. At least 65% of the Portfolio's assets will be invested in securities of issuers outside of the United States. The fund nor-mally diversifies its investment across different countries and regions.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (investment adviser: Fidelity Management & Research Company)

ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term fixed-income securities. Normally, the Portfolio's as-sets will be allocated within the following investment parameters: 0-50% in short-term instruments; 20-60% in bonds (intermediate to long-term debt); and 30-70% in stocks (equities).

CONTRAFUND PORTFOLIO seeks capital appreciation by investing mainly in equity securities of companies whose value the Portfolio's adviser believes is not fully recognized by the public. The fund usually invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in other types of securities.

IAI RETIREMENT FUNDS, INC. (investment adviser: Investment Advisers, Inc.)

IAI REGIONAL PORTFOLIO pursues its objective of capital appreciation by in-vesting at least 80% of its equity investments in companies which have their headquarters in Minnesota, Wisconsin, Iowa, Illinois, Nebraska, Montana, North Dakota or South Dakota.

IAI BALANCED PORTFOLIO'S investment objective is to maximize total return to investors. Balanced Portfolio pursues its objective by investing in a broadly diversified portfolio of stocks, bonds and short-term instruments. The Portfo-lio's assets will be allocated among these three classes of assets. Under nor-mal market conditions, the Portfolio will hold between 25% and 75% of its as-sets in stocks and other equity securities, between 25% and 75% of its assets in bonds and other fixed income securities, and up to 50% of its assets in short term instruments.

IAI RESERVE PORTFOLIO'S investment objectives are to provide its shareholders with high levels of capital stability and liquidity and, to the extent consis-tent with these primary objectives, a high level of current income. Reserve Portfolio pursues its investment objectives by investing primarily in a diver-sified portfolio of investment grade bonds and other debt securities of simi-lar quality. Reserve Portfolio's dollar weighted average maturity will not ex-ceed twenty-five (25) months.

FEDERATED INSURANCE MANAGEMENT SERIES (investment adviser: Federated Advisers)

FEDERATED UTILITY FUND II'S investment objective is to achieve high current income and moderate capital appreciation. The Fund endeavors to achieve its objective by investing at least 65% of its assets in equity and debt securi-ties of utility companies that produce, transmit, or distribute gas and elec-tric energy, as well as those companies that provide communications facili-ties, such as telephone and telegraph companies.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II'S investment objective is to provide current income. The Fund invests in securities which are primarily or direct obligations of the U.S. government or its agencies or instrumentali-ties, or which are guaranteed by the U.S. government, its agencies, or instru-mentalities. The Fund may also invest in certain collateralized mortgage obli-gations ("CMOs") and repurchase agreements.

FEDERATED HIGH INCOME BOND FUND II'S investment objective is to seek high cur-rent income. The Fund endeavors to achieve its objective by investing at least 65% of its assets in lower rated corporate debt obligations (commonly known as "junk bonds"), such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates. Investments in such secu-rities present special risks; you are urged to carefully read the risk disclo-sure in the accompanying prospectus relating to the Corporate Bond Fund before allocating amounts to the corre-sponding Subaccount. Some of these fixed income securities may involve equity features. Under normal circumstances, the Fund will not invest more than 10% of the value of its total assets in equity securities.

SCUDDER VARIABLE LIFE INVESTMENT FUND (investment adviser: Scudder, Stevens & Clark, Inc.) The Scudder Variable Life Investment Fund portfolios have two classes of shares. The Subaccounts invest in those Class A that do not impose distribution fees.

BOND PORTFOLIO seeks high income from a high quality portfolio of debt securi-ties. Under normal circumstances, Bond Portfolio invests at least 65% of its assets in bonds including those of the U.S. Government and its agencies and those of corporations and other notes and bonds paying high current income. The portfolio is actively managed and can invest in a broad range of short, intermediate and long term securities.

There is no assurance that the investment objective of any of the Portfolios will be met. Detailed information about the Portfolios is contained in the ac-companying current prospectuses of the Funds. You should carefully review those prospectuses before allocating amounts to be invested in the Subaccounts of the Separate Account.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS. If the shares of any of the Portfolios should no longer be available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add, delete or substitute shares of another mutual fund (or series thereof) for Portfolio shares already purchased and/or to be pur-chased in the future by Purchase Payments under the Policy. No such substitu-tion of securities may take place without prior approval of the Securities and Exchange Commission and under such conditions as the Commission may impose.

THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Ac-count is not registered as an Investment Company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any in-terests therein are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the Securities and Exchange Commission. The following disclosure about the Fixed Account may be subject to certain generally appli-cable provisions of the federal securities law regarding the accuracy and com-pleteness of disclosure.

You may allocate part or all of your net premiums to the Fixed Account, and any such amounts become part of the general assets of Lincoln Benefit. Pursu-ant to the reinsurance agreement discussed on page 6, Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We guarantee that the interest rate credited to the Fixed Account will be at least an annual effective rate of 4%. We may credit interest above the minimum rate at 4%, but we are not obligated to do so. Any interest credited to the Fixed Account in excess of the minimum guaranteed rate will be determined by us at our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate of 4%.

Transfers from the Fixed Account are subject to certain limitations (see Transfers, page 9). Also, we reserve the right to limit payment of partial withdrawals or Surrender Value from the Fixed Account for up to 6 months (see Postponement of Payments, page 17.

The Fixed Account is not available in all states.

                      PAYMENT AND ALLOCATION OF PREMIUMS

GENERAL. The Policy is designed to provide you with life insurance protection and flexibility in connection with the amount and frequency of premium pay-ments and the level of life insurance proceeds payable under the Policy. You are not required to pay scheduled premiums after the first policy year, and may, subject to certain limitations, vary the frequency and amount of premium payments. Death Benefits are payable under two options as described in "Death Benefit Options," page 11.

To purchase a Policy, a completed application must be sent to us at our home office. We generally will not issue Policies to insure persons older than age
80. The minimum face amount for a Policy to be issued by us is $50,000 ($25,000 if the Insured is age 65 or greater). Acceptance is subject to our underwriting rules and we may, at our sole discretion, reject any application or premium for any reason.

PAYMENT OF PREMIUMS. Premiums for the Policy are referred to as payments. Pay-ments are flexible. This means that you may change the amount of payments and the time between payments, unlike a traditional policy.

You may determine, within specified limits, your own payment schedule. These limits are set forth by us and include a required payment for the first policy year. In order to help you obtain the insurance benefits desired, a planned payment will be shown in the Policy. The required payment and the time between payments will also be shown. We will send you a reminder notice if you pay an-nually, semi-annually, or quarterly. You may also make a Monthly Automatic Payment. You are not required to pay planned payments, except during the first year. Failure to make a payment will not necessarily result in lapse of the Policy provided that the Lapse Determination Value is sufficient to pay monthly deductions. Conversely, making planned payments will not necessarily assure that the Policy will remain in force (see "Policy Lapse," page 11). However, making planned payments will generally provide greater benefits than if a lower amount of premium is paid. They also can help ensure that your cov-erage remains in force if they are greater than or equal to a Monthly Guaran-tee Premium, as described in the next section. Payments must be sent to us at our home office.

MONTHLY GUARANTEE PREMIUMS. In order to provide assurance that coverage will remain in force for specified periods, the Policy offers a Guaranteed Minimum Death Benefit ("GMDB") feature with two levels of monthly guarantee premiums-- the Lifetime Guarantee Premium and the Safety Net Premium.

LIFETIME GUARANTEE PREMIUM. In states where available, if total payments, less partial withdrawals and Policy Debt, are greater than or equal to the sum of the monthly Lifetime Guarantee Premium times the number of months elapsed since the issue date, then the Policy is guaranteed to stay in force for the insured's lifetime, even if the Lapse Determination Value becomes insufficient to cover monthly deductions.

SAFETY NET PREMIUM. If total payments, less partial withdrawals and Policy Debt, are greater than or equal to the sum of the monthly Safety Net Premium times the number of months elapsed since the issue date, then the Policy is guaranteed to stay in force for a pre-determined time period, even if the Lapse Determination Value becomes insufficient to cover monthly deductions. In most states, the pre-determined time period varies by Issue Age as follows:

Issue Ages 0-55:  to the Insured's attained age 65;
Issue Ages 56-
 70:              10 Policy Years; or
Issue Ages 71-
 79:              to the Insured's attained age 80.

Some states may require us to offer different pre-determined time periods.

The Safety Net Premium is equal to the required payment for the first policy year.

The specific Monthly Guarantee Premium option must be selected at issue. If no option is elected, the Safety Net Premium will apply. If, at any time the to-tal payments, less partial withdrawals and policy debt, is less than the sum of the appropriate Monthly Guarantee Premium times the number of months elapsed, we will let you know and you will be given 61 days to satisfy any shortfall. If such payments are not made during this period, the GMDB will ex-pire; once it has expired, it cannot be reinstated. After the GMDB has ex-pired, the Policy will continue in force only so long as its Lapse Determina-tion Value is sufficient to pay the monthly deductions (see "Policy Lapse," page 11).

Increases, decreases, partial withdrawals, Death Benefit option changes and addition or deletion of riders may affect the Monthly Guarantee Premiums.

PREMIUM LIMITATIONS. Premium payments which result in any increase in the net amount at risk under the Policy will require evidence of insurability. The Code provides certain limits on the amount of premium that can be contributed with respect to a life insurance contract. This premium limitation under the Policy is imposed in order to insure favorable federal income tax treatment of the Policy and its Death Benefit. We will not accept any premiums which would cause the total premiums to exceed the maximum premium limitation. No further premiums will be accepted until allowed by the current maximum premium limita-tion required by the Code or unless the insured increases the face amount of the Policy.

MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, including the pay-ment of premiums in excess of specified amounts and a reduction in Death Bene-fit levels, a Policy could be classified as a "modified endowment contract" ("MEC"), a category of life insurance contracts defined in the Code. If the Policy were to become a MEC, distributions and loans from the Policy could have adverse tax consequences. See "Federal Tax Matters--Modified Endowment Contracts," page 19.

We will monitor the status of the Policies and, if action is required to be taken in order to prevent a Policy from being deemed to be a modified endow-ment contract, we will advise you of such status.

If you are replacing a policy issued by another insurer with our Policy, our ability to determine if the replaced policy is a MEC is based solely on the sufficiency of the policy data we receive from the insurer of the policy being replaced. We do not consider ourselves to be liable to you if such data is in-sufficient to accurately determine if the replaced policy is a MEC. You should discuss this issue with your tax advisor if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you have the opportunity to contribute more premium to your Policy without violat-ing the MEC rules.

ALLOCATION OF PREMIUMS. Net Premium payments will be allocated among the Subaccounts and Fixed Account as you have selected. When you make your initial premium payment, you must specify your allocation on the application. Percent-ages must be in whole numbers and the total allocation must equal 100%. In most states, we will allocate such net premiums, less monthly deductions, to the Fixed Account and Subaccounts you have selected on the Record Date. In states that require us to refund at least your premiums, we will keep the net premiums in the Money Market Subaccount for 10 days following the end of the "free look period", before we allocate them (plus earnings and less monthly deductions) to the Subaccounts and Fixed Account as directed by you. No inter-est or earnings will be credited prior to the Record Date. You may change your allocation of future premium payments among the Subaccounts of the Separate Account and Fixed Account by written notice (or by telephone notice, if autho-rized) to us without payment of any fee or penalties.

The allocation of each Net Premium payment to a Subaccount and/or the Fixed Account will be determined by multiplying the Net Premium payment by the ap-propriate percentage that the Policyowner has selected.

All valuations in connection with the Policy, e.g., with respect to determin-ing Policy Value in connection with Policy loans, transfers, partial withdraw-als, or payment of Death Benefits, and with respect to determining the value to be credited to a Subaccount or the Fixed Account with each Net Premium Pay-ment, will be made on the date the premium is received or the request for pay-ment is received if such date is a Valuation Date and a date that the Company is open for business; otherwise, such determination will be made on the next succeeding day which is a Valuation Date and a date the Company is open for business.

DOLLAR COST AVERAGING PROGRAM. Owners who wish to make allocations to one or more of the Subaccounts or the Fixed Account over a period of time may be able to do so through the Automatic Dollar Cost Averaging ("DCA") Program. Under this program, you may authorize the automatic transfer of a fixed dollar amount from the Fixed Account or a Subaccount of your choosing (the "Source Subaccount") to up to eight options, including the other Subaccounts and the Fixed Account ("Target Subaccount(s)"). Each Target Subaccount will then pur-chase shares of its corresponding Portfolio at the share prices determined on the dates of the transfers. The interval between transfers may be monthly, quarterly, or annually, at your option. The transfers will continue until you instruct otherwise, or until there is not enough money in the Source Subaccount to make the transfer, whichever is earlier. Currently, the minimum transfer amount from the Source Subaccount is $100, subject to the Company's discretion. If you elect DCA, the first DCA will occur one period after the Issue Date. Your request for DCA will be effective when received in good form. Special DCA considerations apply with respect to transfers from the Fixed Ac-count. (See Transfers, page 10).

The theory of dollar cost averaging is that greater numbers of shares are pur-chased at times when the share prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at fluctuating prices, of reducing the aggregate average cost per share to less than the average of the share prices on the same purchase dates. However, par-ticipation in the DCA Program does not assure you of a greater profit from your purchases under the Program; nor will it prevent or necessarily alleviate losses in a declining market. You may not use DCA and portfolio rebalancing at the same time.

You may elect to increase, decrease or change the frequency or amount of pay-ments under a Dollar Cost Averaging Program. The application and any payments should be sent to Lincoln Benefit Life Company, P.O. Box 82532, Lincoln, Ne-braska 68501-2532.

PORTFOLIO REBALANCING. Portfolio rebalancing allows you to maintain the per-centage of your Policy Value allocated to each Subaccount at a pre-set level. For example, you could specify that 30% of your Policy Values should be in the Balanced Portfolio, 40% in the Growth Portfolio--Janus Aspen Series, and 30% in Federated High Income Bond Fund II. Over time, the variations in each Subaccount's investment results will shift this balance of your Policy Value allocations. If you elect the portfolio rebalancing feature, we will automati-cally transfer your Policy Value including new premium (unless you specify otherwise) back to the percentages you specify, but only if investment results shift greater than minimum requirements that we establish.

You may choose to have rebalances made monthly, quarterly, semiannually, or annually. No Transfer Fees will be charged for portfolio rebalancing. No more than eight Subaccounts can be included for portfolio rebalancing at any time. If you include the Fixed Account for Portfolio Rebalancing, subject to the Company's discretion, you may not make more than two changes in any given twelve month period to the allocation percentages with the net cumulative change to the Fixed Account being adjusted during the period no more than 20%.

Procedures for selecting portfolio rebalancing are generally the same as those discussed in detail above for selecting dollar cost averaging. When you estab-lished Portfolio Rebalancing, the restrictions described under Fixed Account will apply. You may make your request and it will be effective when we receive it in good form. If you stop portfolio rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Policy Issue Date. If you request rebalancing on your appli-cation but do not specify a date for the first rebalance, it will occur one period after your Issue Date. If those Subaccounts, collectively, selected for rebalancing fall below any minimum value that we may establish, we have the right, at our option, to prohibit or limit the use of portfolio rebalancing. You may not use dollar cost averaging and portfolio rebalancing at the same time. We may change, terminate, limit, or suspend portfolio rebalancing at any time.

TRANSFERS. You may transfer Contract Values among the Fixed Account and Subaccounts by written request or telephone authorization. Currently, a mini-mum transfer amount is not required, unless your state requires one. We re-serve the right to impose a minimum amount that may be transferred among the investment options under the Contract. Additional restrictions apply to trans-fers from/to the Fixed Account as discussed below.

Telephone calls authorizing transfers must be completed by 4:00 p.m. Eastern time on a Valuation Date in order to be effected at the price determined on such date. Transfer authorizations whether written or by telephone, which are received after 4:00 p.m. Eastern time will be processed as of the next Valua-tion Date. A transfer fee may be assessed in connection with transfers (see "Charges and Deductions--Transfer Fee," page 16). Also, the telephone transfer privilege may be suspended, modified or terminated at any time without notice.

We utilize procedures that we believe provide reasonable assurance that tele-phone authorized transfers are genuine. Such procedures include taping of tel-ephone conversations with persons purporting to authorize such transfers and requesting identifying information from such persons. Accordingly, we disclaim any liability for losses resulting from such transfers by reason of their al-legedly not having been properly authorized. However, if we do not take rea-sonable steps to help ensure that such authorizations are valid, we may be li-able for such losses.

Transfers from the Fixed Account to the Subaccounts may only be made during the 60 day period beginning on the issue date or the Contract Anniversary un-less the transfer is made by Dollar Cost Averaging. The maximum amount which may be transferred from the Fixed Account during a Contract Year is the greater of 30% of the Fixed Account balance as of the last Contract Anniver-sary or the greatest amount of any prior transfer from the Fixed Account. If desired, you may elect to have the above amount transferred quarterly or monthly via Dollar Cost Averaging. Alternatively, you may elect to transfer the entire Fixed Account balance to the Subaccount(s) via Dollar Cost Averag-ing. Subject to the Company's discretion to modify or waive this requirement, the maximum monthly amount allowed would be 1/36 of the Fixed Account Balance at the time of the first transfer. No additional transfers or payments may be made into the Fixed Account if transfers are being made out via Dollar Cost Averaging.

Notwithstanding the above, we will allow 100% of the Fixed Account balance to be transferred to the Subaccount(s) if either (a) or (b) occurs:

(a) If, on the last Contract Anniversary, the interest rate credited to the Fixed Account is less than it was on the immediately preceding anniversary (or on the issue date for the first Contract Anniversary).

(b) The credited interest rate on the last Contract Anniversary is less than 4%.

This offer will apply for 60 days following the date we mail notification to you.

We reserve the right to defer transfers from the Fixed Account for up to six months from the date you ask us. Also, we reserve the right to restrict trans-fers from the Subaccounts to the Fixed Account each Contract Year to no more than 30% of the Separate Account balances as of the last Contract Anniversary. We currently are not imposing this restriction.

POLICY LAPSE. Failure to make a premium payment will not necessarily cause the Policy to lapse. The Policy will remain in force so long as the Lapse Determi-nation Value is sufficient to pay the monthly deduction. In the event the Lapse Determination Value is insufficient to pay the monthly deduction, you will be given a sixty-one day period ("grace period") within which to make a premium payment to avoid lapse. The premium required to avoid lapse must be sufficient to keep the Policy in force for three months. The required premium will be set forth in a written notice which we will send to you on the date that the Lapse Determination Value is insufficient to meet the monthly deduc-tion. The Policy will continue in force through the grace period, but if no payment is forthcoming the Policy will terminate at the end of the grace peri-od.

Notwithstanding the above, the Policy will not terminate if the Guaranteed Minimum Death Benefit provision is in effect (see "Monthly Guarantee Premi-ums," page 9).

If the Insured dies during the grace period, the Death Benefit payable will be reduced by the amount of the monthly deduction due and unpaid and the amount of any outstanding Policy Debt. In addition, whenever the Policy Debt exceeds the Surrender Value, the grace period provision will apply.

REINSTATEMENT. If the Policy lapses, you may reinstate the Policy. An applica-tion for reinstatement must be made within five years of lapse, and satisfac-tory proof of insurability and payment of a reinstatement premium is required. The reinstatement premium, after deduction of premium charges, must be an amount equal to the monthly deductions for the time, up to six months, since the Policy Value became zero, plus sufficient premium to keep the Policy in force for three months. If a loan was outstanding at the time of lapse, we will require repayment or reinstatement of the loan before permitting rein-statement of the Policy. When a Policy is reinstated, it will be treated as if the Policy had been in force since the original issue date.

                          POLICY BENEFITS AND RIGHTS

DEATH BENEFIT. So long as it remains in force, the Policy provides for the payment of life insurance proceeds upon the death of the Insured. Proceeds will be paid to a named Beneficiary or contingent Beneficiary. One or more Beneficiaries or contingent Beneficiaries may be named. Life insurance pro-ceeds may be paid in a lump sum or under an optional payment plan (see "Op-tional Methods of Payment," page 12.) The amount of Death Benefit proceeds payable will be determined at the end of the Valuation Period during which the Insured dies.

Proceeds of the Policy will be reduced by any outstanding Policy debt and any due and unpaid charges and increased by any benefits added by rider. Proceeds will ordinarily be paid within seven days after we receive due Proof of Death and all other requirements we deem necessary have been satisfied.

The death benefit will be based on: 1. The death benefit option in effect on the date of death; 2. Any increases or decreases to the face amount.

DEATH BENEFIT OPTIONS. While the Insured is alive you may choose between two death benefit options:

If you select Option 1, the Death Benefit will be the greater of: a. The face amount; or b. The Policy Value multiplied by the applicable corridor percent-age as described below.

If you select Option 2, the Death Benefit will be the greater of: a. The face amount plus the Policy Value; or b. The Policy Value multiplied by the appli-cable corridor percentage as described below.

Option 1 is designed to provide a specific amount of Death Benefit which does not vary with the changes in Policy Value. Therefore, under Option 1, as Pol-icy Value increases, the net amount at risk will decrease. Option 2, on the other hand, generally involves a constant amount at risk and, therefore, a set amount against which to apply the cost of insurance rate. Since the cost of insurance deduction is based upon the net amount at risk, the cost of insur-ance deduction from Policy Value will be less under a Policy with an Option 1 Death Benefit than under a similar Policy with an Option 2 Death Benefit. Be-cause of this, based on favorable investment results, the Policy Value under Option 1 will have a tendency to increase faster than under Option

2, but the total Death Benefit under Option 2 will increase or decrease di-rectly with changes in Policy Value. Thus, Option 1 may be more suitable if you are more interested in increasing your Policy Value based upon positive investment experience while Option 2 is designed to increase total Death Bene-fits.

The corridor percentage depends upon the Attained Age of the Insured. The cor-ridor percentage for each age is set forth in the table below:

      ATTAINED      CORRIDOR
      AGE          PERCENTAGE
      --------     ----------
                      (%)
      40 & below      250
      41              243
      42              236
      43              229
      44              222
      45              215
      46              209
      47              203
      48              197
      49              191
      50              185
      51              178
      52              171
      53              164
      54              157
      55              150
      56              146
      57              142
      58              138
      59              134
      60              130
      61              128
      62              126
      63              124
      64              122
      65              120
      66              119
      67              118
      68              117
      69              116
      70              115
      71              113
      72              111
      73              109
      74              107
      75-90           105
      91              104
      92              103
      93              102
      94              101
      95 & higher     100

You may change the Death Benefit option by writing to us. If you ask to change from Option 2 to Option 1, the face amount will be increased by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, the face amount will be decreased by the amount of the Policy Value. The change will take effect on the Monthly Deduction Day on or immediately following the date we receive the written request.

We do not presently require you to prove insurability for a change in Death Benefit options. No change in the Death Benefit option will be allowed if it causes the face amount remaining in force to be less than $25,000.

You may increase and/or decrease the face amount after the fifth Policy Year. To make a change, you must send a written request to us at our home office. A change in the face amount will change the net amount at risk, which will, in turn, affect your cost of insurance charge. Any change in the face amount will become effective on the Monthly Deduction Day after we approve the request.

Any decrease in face amount will first apply to coverage provided by the most recent face amount increase, then to the next most recent increase succes-sively and finally to the coverage under the original application. No decrease in the face amount will be allowed if the face amount remaining in force would be less than $25,000.

To apply for an increase in the face amount, a supplemental application must be completed and submitted to us with satisfactory evidence that the Insured is insurable. No increase will be permitted on or after the Insured's Attained Age 80. The minimum amount by which the face amount may be increased is $10,000. An increase in face amount will generate a new layer of surrender charges equal to the contingent deferred administrative charge only, based upon the effective date of the increase (see "Surrender Charge," page 15). The increase will not become effective if the Lapse Determination Value is insuf-ficient to cover the deduction for the cost of the increased insurance for the policy month following the increase. Increases in face amount will also in-crease any Guaranteed Minimum Death Benefit Amount and will increase the Monthly Guarantee Premium.

OPTIONAL METHODS OF PAYMENT. In addition to a lump sum payment of benefits un-der the Policy, any proceeds to be paid under the Policy may be paid in any of five methods. A settlement option may be designated by notifying us in writing at our home office. Any amount left with us for payment under an optional pay-ment plan will be transferred to the General Account. Any amounts transferred to the General Account will not be affected by the investment performance as-sociated with the Separate Account.

You may elect to have the proceeds of this Policy paid under any of the pay-ment options described below by making written request during the Insured's lifetime. If no election is in effect at the Insured's death, the Beneficiary may elect a payment option not later than 12 months after the Death Benefit is payable and before it is paid. If a Beneficiary is changed, the payment plan selection will no longer be in effect unless you request that it continue. The proceeds may be paid in any other manner agreed to by us.

OPTION A--INTEREST. We will hold the proceeds at interest, and pay out the funds when the person entitled to them requests.

OPTION B--FIXED PAYMENTS. We will pay a selected monthly income until the pro-ceeds, with interest, are exhausted.

OPTION C--LIFE INCOME--GUARANTEED PERIOD CERTAIN. We will pay the proceeds in a monthly income for as long as the payee lives. Guarantee periods may be se-lected between 5 and 20 years. If a guarantee period is selected, payments will continue until the later of the death of the payee or the end of the guarantee period. If the payee dies before the end of the guarantee period, we will continue payments to a successor payee. If no guarantee period is select-ed, then payments will cease after the death of the payee. It is possible for the payee to receive only one payment under this option, if the payee dies be-fore the second payment is due.

OPTION D--JOINT AND SURVIVOR. We will pay the proceeds in a monthly income to two payees for as long as either payee is alive. Payments will stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due.

OPTION E--PERIOD CERTAIN. We will pay the proceeds in monthly installments for a specified number of years, from 5 to 25. If the payee dies before the end of the specified period, the remaining guaranteed payments will be paid to a suc-cessor payee.

We will consent to an election of an option only if: (1) the option would pro-vide guaranteed payments of more than $50 a month, or (2) proceeds are not payable to a corporation, association, partnership, trust, estate, or assign-ee.

We may have other options available. Information about them may be obtained by writing or calling us.

POLICY VALUE. The Policy Value is the sum of the values in the Subaccounts of the Separate Account, plus the values in the Fixed Account and the Loan Ac-count. The Policy Value will vary daily with the performance of the Subaccounts in which you have a Policy Value, interest credited to the Fixed Account, any net premiums paid, partial withdrawals, and charges assessed. There is no guaranteed minimum Policy Value.

On the Issue Date or, if later, the date the first premium is received, the Policy Value is the Net premium less the monthly deduction for the first pol-icy month.

On each Valuation Date, the Policy Value in a Subaccount is: (1) The Policy Value of the Subaccount on the preceding Valuation Date, multiplied by the net investment factor for the Subaccount for the current Valuation Period, plus
(2) any Net Premium received and allocated to the Subaccount during the cur-rent Valuation Period, plus (3) any Policy Value transferred to the Subaccount during the current Valuation Period, minus (4) any Policy Value transferred from the Subaccount during the current Valuation Period, minus (5) any partial withdrawals (plus applicable withdrawal charges) from the Subaccount during the current Valuation Period, minus (6) the portion of any monthly deduction or administrative expense charge allocated to the Subaccount during the cur-rent Valuation Period for the policy month following the Monthly Deduction Day.

All Policy Values equal or exceed those required by law. Detailed explanations of methods or calculation are on file with appropriate regulatory authorities.

NET INVESTMENT FACTOR. The net investment factor measures investment perfor-mance of a Subaccount during a Valuation Period. The net investment factor is
(1) divided by (2), minus (3) where: (1)is the net result of: (a) the net as-set value per share of the Portfolio held in the Subaccount at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gain distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Subaccount (no federal income taxes are applicable under present law). (2) is the net asset value per share of the Portfolio held in the Subaccount at the end of the last prior Valuation Period. (3) is a charge of 0.70% on an annualized basis which is assessed each day in the Valuation Period for mortality and expense risks.

POLICY LOANS. So long as the Policy remains in force, you may borrow money from us using the Policy as the only security for the loan. Loans have prior-ity over the claims of any assignee or any other person. The maximum loan amount is an amount equal to 90% of the Surrender Value at the end of the Val-uation period during which the loan request is received. Other restrictions may apply if this Policy is issued in connection with a qualified plan. See "Qualified Plans" on page 20.

We will ordinarily disburse proceeds of policy loans within seven days from the date of receipt of a request for a loan at our home office, although pay-ments may be postponed under certain circumstances (see "Postponement of Pay-ments," page 17.) As long as the Policy remains in force, the loan may be re-paid in whole or in part without penalty at any time while the Insured is living.

When a policy loan is made, a portion of the Policy Value sufficient to secure the loan will be transferred to the Loan Account reducing the Policy Value in the Separate Account, and/or the Fixed Account. Any loan interest that is due and unpaid will also be so transferred. Amounts transferred to the Loan Ac-count will accrue interest at an annual rate of 4.0 percent. You must allocate a policy loan among the Subaccounts of the Separate Account, and the Fixed Ac-count. Amounts transferred to the Loan Account will no longer be affected by the investment experience of the Separate Account. Thus, the remaining Policy Value may be greater than or less than that which it would have been had the policy loan not been made depending on the investment experience of the Sepa-rate Account and the interest credited to the Fixed Account. In addition, the proceeds payable on the death of the Insured will be reduced by the amount of Policy debt outstanding.

An amount equal to your Policy Value less all premiums paid may be taken as a Preferred Loan. The interest rate charged for Preferred Loans is 4.0% per year. A Standard Loan is the amount that may be borrowed from the sum of premiums paid. The Standard Loan interest rate is 6.0% per year.

Interest on policy loans accrues daily and is due at the end of each Policy Year. Any interest not paid when due becomes part of the policy loan and will bear interest at the same rate.

If you have a loan on a policy with another company, and you are terminating that policy to buy one from us, the old loan would normally be paid off during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Lin-coln Benefit Life Policy through a Code Section 1035 tax-free exchange, up to certain limits. The use of a Code Section 1035 tax-free exchange may eliminate any income tax liability which would be due if the old loan was extinguished.

The maximum portion that can be carried over as "preferred" is 20% of the to-tal Policy Value, as shown below.

Policy Value of old Policy:       $ 190,000.00
Policy Loan:                         40,000.00
                                  ------------
Surrender Value:                  $ 150,000.00
20% of Policy Value:              $  38,000.00
"Preferred" portion transferable  $  38,000.00
Remaining ("Standard") portion:   $   2,000.00

Policy Debt equals the total of all outstanding policy loans and accrued in-terest on policy loans. We will not allow Policy Debt to exceed the Surrender Value. If Policy Debt would otherwise exceed the Surrender Value, we will no-tify you and any assignee of record. We will require a payment sufficient to keep the policy in force for at least three more months. If such payment is not received within the grace period, the Policy will lapse and terminate without value (see "Policy Lapse," page 11). The Policy may, however, later be reinstated (see "Reinstatement," page 11). If the policy lapses with an out-standing policy loan, significant adverse tax consequences may result. Please consult a qualified tax advisor for details.

So long as the Policy remains in force, Policy Debt may be repaid in whole or in part at any time during the Insured's life. If you do not designate the payment as a loan repayment, we will apply payments received as premium pay-ments. Upon repayment, the Policy Value securing the repaid portion of the debt in the Loan Account will be transferred to the Subaccounts of the Sepa-rate Account and the Fixed Account using the same percentage used to allocate Net premiums. Any outstanding Policy Debt is subtracted from life insurance proceeds payable at the Insured's death and from Surrender Value upon complete surrender.

SURRENDER AND WITHDRAWAL PRIVILEGES. As long as the Policy is in force, you may surrender the Policy or make a partial withdrawal at any time by sending a written request to us at our home office. Surrender payments may be subject to the charges described in "Surrender Charge," page 15. Other restrictions may apply if this Policy is issued in connection with a qualified plan. See "Qual-ified Plans" on page 20.

The Net Surrender Value of the Policy is the Policy Value less any applicable surrender charges and Policy debt. The Net Surrender Value will be determined at the end of the Valuation period during which the request for a surrender is received.

The amount payable upon complete surrender of the Policy is the Net Surrender Value which may be paid in a lump sum or under one of the optional payment plans specified in the Policy (see "Optional Methods of Payment," page 12.) Proceeds will generally be paid within seven days of receipt of a request for surrender in good form.

You can obtain a portion of the Net Surrender Value by making a partial with-drawal from the Policy. A partial withdrawal may not reduce the net Surrender Value below $500. A charge will be assessed on partial withdrawals during the first 12 Policy Years (see "Surrender Charge" on page 15 for details). The minimum withdrawal at any time is $250.

You should be aware that if you make a partial withdrawal you may incur a tax liability. See "Taxation of Policyowners," on page 18. A partial withdrawal will affect your Policy Value and Death Benefit.

OPTION 1. Partial withdrawals generally will affect both the Policy Value and the life insurance proceeds payable under the Policy. The Policy Value will be reduced to reflect the amount of the withdrawal. Moreover, life insurance pro-ceeds payable under the Policy will generally be reduced to reflect the amount of the partial withdrawal. The face amount remaining after a partial with-drawal may not be less than $25,000. If increases in face amount previously have occurred, a partial withdrawal will first reduce the face amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

OPTION 2. Under Option 2, which provides for life insurance proceeds equal to the face amount plus Policy Value, a reduction in Policy Value as a result of a partial surrender will typically result in a dollar per dollar reduction in the life insurance proceeds payable under the Policy.

You may allocate a partial withdrawal among the Subaccounts of the Separate Account and the Fixed Account. Before any withdrawals can be made, a proper withholding form must be on file. The amount of the partial withdrawal will be allocated proportionately from the Subaccounts and the Fixed Account, unless you specify otherwise.

FREE LOOK PERIOD. You may cancel the Policy within the latest of: 10 days af-ter you receive the policy, 10 days after we mail or deliver a written notice of withdrawal right to you, or 45 days after you sign the application (unless your state requires a longer free look period). To cancel the Policy, you must return it by mail or personal delivery to us. You will receive a refund equal to the sum of:

(a) the premium charge deducted from premiums for state premium taxes;

(b) the total amount of Monthly Deduction and any other charges deducted from Policy Value; and

(c) the Policy Value on the date we receive the returned Policy, less any Pol-icy Debt.

If state law prohibits the above calculation, you will receive a refund of all premiums paid for the Policy.

RIGHT TO EXCHANGE. Once during the first 24 policy months following issuance of the Policy, you may convert the Policy into a fixed benefit policy. You may elect either the Net Death Benefit of the Policy on the date of exchange, or the net amount at risk under the Policy on the date of exchange, less any Pol-icy debt. The net amount at risk under the Policy is determined by the Death Benefit option you selected (see "Death Benefits," page 11). Premiums will be based on the same Issue Age, Sex and Premium Class of the Insured as the ex-isting Policy. The conversion will be subject to an equitable adjustment in payments and Policy Values to reflect variances, if any, in the payments and Policy Values under the existing Policy and the new policy. Policy Values will be determined as of the date we receive the exchange request. Evidence of in-surability will not be required. Upon conversion, the Net Policy Value is transferred to our General Account and is no longer affected by the investment experience of the Separate Account.

                            CHARGES AND DEDUCTIONS

PREMIUM CHARGES. Upon receipt of each premium payment and before allocation of the payment to the Policy Value, we will deduct 2.5% of the premium to pay state premium taxes. Premium payments from which we will deduct 2.5% will in-clude funds transferred from existing policies (Section 1035 exchange) of this Company or any other company. This deduction represents an amount we consider necessary to pay all premium taxes imposed by the states and their subdivi-sions. Premium taxes currently range up to 4.0% of premium payments; there-fore, the 2.5% deduction from your premium payments under the Policies may be more or less than the amount assessed as premium taxes in your state.

MONTHLY DEDUCTIONS. On each Monthly Deduction Day, we will deduct from the Policy Value of a Policy an amount to cover certain charges and expenses in-curred in connection with the Policy. The Monthly Deduction will be taken pro rata from each of the Subaccounts of the Separate Account and the Fixed Ac-count. The monthly deduction is intended to compensate the Company for ex-penses incurred in connection with the issuance of a Policy, the cost of in-surance for the Policy, any optional insurance benefits added by rider, and certain administrative expenses. The administrative expenses include salaries, postage, telephone, office equipment and periodic reports.

The amount of the monthly deduction is equal to (i) the cost of insurance for the Policy, as described below, and the cost of additional benefits provided by rider, plus (ii) a monthly administration charge of $5.00 which is payable so long as the Policy remains in effect.

The cost of insurance is determined on a monthly basis, and is determined sep-arately for the initial face amount and each subsequent increase in face amount. The cost of insurance is determined by multiplying the applicable cur-rent cost of insurance rate per $1,000 by the net amount at risk for each pol-icy month. The net amount at risk is (a)-(b), where (a) is the Death Benefit as of the prior Monthly Deduction Date divided by 1.003273739, and (b) is the Policy Value as of the prior Monthly Deduction Day less the $5.00 monthly ad-ministration charge and less the cost of any benefit riders attached to the Policy. The cost of insurance rate is based on the sex, Issue Age, Policy Year, and premium rating class of the Insured under the Policy. However, we issue unisex policies in Montana and in connection with tax-qualified plans.

Although we will determine the cost of insurance rate based upon expectations as to future mortality experience, it can never exceed a maximum cost of in-surance rate based on the 1980 Commissioners Standard Ordinary (1980 CSO) Smoker and Non-Smoker Mortality Table based on the Insured's sex and age last birthday. Cost of insurance rates for unisex policies can never exceed a maxi-mum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

In addition, if we ever charge you a cost of insurance rate during the first five Policy Years which is greater than the rate provided by the rate scale in effect on the Issue Date, we must notify you. If you ask us to surrender the Policy within 60 days of the date we mail you such notice, we will waive any applicable surrender charge.

ADMINISTRATIVE EXPENSE CHARGE. An annual administrative expense charge of .20% of the Policy Value is assessed on each Policy Anniversary during the first twelve Policy Years. This charge is intended to help reimburse the Company for certain administrative expenses related to maintenance of the Policy and the Separate Account, as well as issue expenses and start up costs associated with the administrative systems for the Policy not covered by the contingent de-ferred administrative charge.

RISK CHARGE. We will also assess a charge on a daily basis against each Subaccount of the Separate Account which is currently .70% per year (guaran-teed not to exceed .90%) of the value of the Subaccount to compensate us for our assumption of certain mortality and expense risks in connection with the Policy. Specifically, we bear the risk that the total amount of Death Benefits payable under the Policy will be greater than anticipated, and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by administrative charges assessed under the Policy.

SURRENDER CHARGE. If you totally surrender your Policy, a surrender charge may apply, as described below.

The surrender charge has two parts: a contingent deferred sales charge and a contingent deferred administrative charge. The surrender charge during any Policy Year is equal to the sum of these two items multiplied by the applicable surrender percentage as shown in the Policy. The surrender charge is based on the face amount, and also depends on the Issue Age, premium class and sex of the Insured. Once determined, the surrender charge for the initial face amount is multiplied by the surrender percentage as shown below to obtain the surrender charge for a given Policy
Year:

Policy Year/Year
 from Effective
 Date of
 Increase         1-5   6   7   8   9  10  11  12 13 on
-------------------------------------------------------
Surrender
 Percentage       100  95  90  80  70  50  40  20   0

The contingent deferred sales charge is equal to 30% of the first SEC guide-line annual premium paid. (The guideline annual premium is the level annual amount payable for future benefits under the contract, based on 1980 Commis-sioners Standard Ordinary Mortality Tables, net investment earnings of 5%, an Option 1 Death Benefit, and any fees and charges as set forth in the Policy.) The contingent deferred sales charge is imposed to cover our actual sales ex-penses, which include agents' sales commissions and other sales and distribu-tion expenses. We expect to recover total sales expenses of the Policy over the life of the Policy. To the extent distribution costs are not recovered by the contingent deferred sales charge, the shortfall may be made up from the assets of our General Account which includes funds derived from mortality and expense risk charges deducted from Separate Account assets.

The contingent deferred administrative charge varies by age as follows:

               Contingent Deferred Administrative Charge (CDAC)

  ISSUE AGE
     OR
  ATTAINED      CDAC  ISSUE AGE OR  CDAC
     AGE        PER   ATTAINED AGE  PER
 AT INCREASE   $1,000 AT INCREASE  $1,000
 -----------   ------ ------------ ------
    0-25       $1.45      36       $3.27
      26        1.60      37        3.46
      27        1.75      38        3.65
      28        1.90      39        3.85
      29        2.05      40        4.04
      30        2.20      41        4.23
      31        2.35      42        4.42
      32        2.50      43        4.62
      33        2.69      44        4.81
      34        2.88      45+       5.00
      35        3.08

The contingent deferred administrative charge is imposed to cover the expenses we incur in issuing and administering the Policy, as well as start-up and maintenance costs associated with the administrative systems for the Policy and the Separate Account.

If you increase your face amount, an additional surrender charge will be ap-plied for 12 years from the effective date of the increase. The initial charge will be determined by multiplying the increase in face amount, in thousands, by the applicable contingent deferred administrative charge for the Insured's Attained Age at the time of the increase. The resulting product is then multi-plied by the same schedule of applicable surrender percentages as shown above to obtain the additional surrender charge for any 12 month period following the effective date of the increase. Lincoln Benefit Life does not anticipate making a profit on this charge.

If you decrease the face amount, any applicable surrender charge will remain the same.

For partial withdrawals made during the first 12 Policy Years we will assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value.

When a partial withdrawal charge is assessed, we will reduce any remaining surrender charges in a proportionate manner. No surrender or partial with-drawal charges will be applied under Policies issued to employees of Lincoln Benefit Life Company or its affiliates or issued to spouse or minor children of such employees.

TRANSFER FEE. In general, a transfer fee of $25 may be assessed on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We currently are waiving this fee.

The transfer fee will be deducted from Policy Values which remain in the Subaccount(s) or Fixed Account from which the transfer was made. If such re-maining Policy Value is insufficient to pay the transfer fee, then the fee will be deducted from transferred Policy Values.

PORTFOLIO COMPANY ANNUAL EXPENSES

(AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)

                          FLEXIBLE               AGGRESSIVE            WORLDWIDE
                           INCOME    BALANCED*    GROWTH*    GROWTH*    GROWTH*
                          --------- ------------ ---------- ---------- ---------
 Janus Aspen Series:
 Management:                0.65%      0.76%       0.73%      0.65%      0.66%
 Other:                     0.10%      0.07%       0.03%      0.05%      0.08%
                            -----      -----       -----      -----      -----
 Total:                     0.75%      0.83%       0.76%      0.70%      0.74%
                            MONEY      EQUITY
                           MARKET     INCOME**    GROWTH**  OVERSEAS**
                          --------- ------------ ---------- ----------
 Fidelity's Variable
 Insurance Products Fund
 Management:                0.21%      0.50%       0.60%      0.75%
 Other:                     0.10%      0.08%       0.09%      0.17%
                            -----      -----       -----      -----
 Total:                     0.31%      0.58%       0.69%      0.92%
                            ASSET
                          MANAGER** CONTRAFUND**
                          --------- ------------
 Fidelity's Variable
 Insurance Products
 Fund II
 Management:                0.55%      0.60%
 Other:                     0.10%      0.11%
                            -----      -----
 Total:                     0.65%      0.71%
                             IAI        IAI         IAI
                          REGIONAL  BALANCED***  RESERVE***
                          --------- ------------ ----------
 IAI Retirement Funds,
 Inc.:
 Management:                0.65%      0.65%       0.45%
 Other:                     0.25%      0.60%       0.40%
                            -----      -----       -----
 Total:                     0.90%      1.25%       0.85%
                                     U.S. GOV'T     HIGH
                           UTILITY       II        INCOME
                             II+    SECURITIES+     BOND
                          --------- ------------ ----------
 Federated Insurance
 Management Series:
 Management:                0.48%      0.15%       0.51%
 Other:                     0.37%      0.65%       0.29%
                            -----      -----       -----
 Total:                     0.85%      0.80%       0.80%
                            BOND
                          ---------
 Scudder Variable Life
 Investment Fund
 Management:                0.48%
 Other:                     0.14%
                            -----
 Total:                     0.62%

*The expense figures shown are net of certain expense waivers or fee reduc-tions from Janus Capital Corporation. Without such waivers or reductions, Man-agement Fees, Other Expenses, and Total Portfolio Annual Expenses for the Portfolios for the fiscal year ended December 31, 1997, would have been:
0.77%, 0.06%, and 0.83%, respectively, for Balanced Portfolio; 0.74%, 0.04%, and 0.78%, respectively, for Aggressive Growth Portfolio; 0.74%, 0.04%, and 0.78%, respectively, for Growth Portfolio; 0.72%, 0.09%, and 0.81%, respec-tively, for Worldwide Growth Portfolio.

**A portion of the brokerage commissions the fund paid was used to reduce its expenses. Without this reduction total operating expenses would have been for VIP Equity Income--0.57%, for VIP Growth--0.67%, for VIP Overseas--0.90%, for VIP II Asset Manager--0.64%, and for VIP II Contrafund--0.68%.

***The expense figures shown are net of expense reimbursements from Investment Advisers, Inc. Without such reimbursements, Management Fees and Total Portfo-lio Expenses for the Portfolios are estimated as follows: 0.65% and 1.34% for Balanced Portfolio, and 0.45% and 2.25% for Reserve Portfolio.

+The expense figures shown reflect the voluntary waiver of all or a portion of the Management Fee. The maximum Management Fees for the indicated Portfolios and the Total Portfolio Expenses absent the voluntary waiver are as follows:
0.75% and 1.12%, respectively, for the Utility Fund II; 0.60% and 1.25%, re-spectively, for the U.S. Government Securities II; and 0.60% and 0.89%, re-spectively, for the High Income Bond Fund. The expense figures for U.S. Gov-ernment Securities II are also net of expense reimbursements from the investment advisor.

OTHER CHARGES. We also reserve the right to charge the assets of each Subaccount to provide for any income taxes that we may be required to pay on the assets attributable to that Subaccount. The net assets of each Subaccount will reflect the investment advisory fee and other expenses of its underlying Portfolio (see "The Portfolios," page 6). For more information concerning these charges, see the individual Fund prospectuses. Lincoln Benefit Life may receive compensation from the investment advisors or administrators in connec-tion with administrative service and cost savings experienced by the invest-ment advisors or administrators.

                              GENERAL PROVISIONS

THE POLICY. The Policy and attached copy of the application and any supplemen-tal applications are the entire Contract. Only a Lincoln Benefit Life Officer may approve a change in or waive any provisions of the Policy. We reserve the right to change the terms of the Policy to comply with changes in applicable law.

BENEFICIARIES. The original Beneficiaries and contingent Beneficiaries are designated by you on the application. If changed, the primary Beneficiary or contingent Beneficiary is as shown in the latest change filed with us. One or more primary or contingent Beneficiaries may be named in the application. In such case, the proceeds of the Policy will be paid in equal shares to the sur-vivors in the appropriate Beneficiary class unless you requested otherwise. However, other restrictions may apply if this Policy is issued in connection with a qualified plan. See "Qualified Plans" on page 20.

ASSIGNMENT. The Policy can be assigned as collateral security, unless issued in connection with a qualified plan (see page 20). We must be notified in writing if the Policy has been assigned. Each assignment will be subject to any payments we may make or action we may take before we receive notice of such assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assign-ment.

INCONTESTABILITY. We will not contest the insurance coverage provided under the Policy, except for Policy reinstatements and subsequent increases in face amount, after the Policy has been in force during the lifetime of the Insured for a period of two years from the Issue Date. A reinstated Policy will not be contested after the reinstated Policy has been in force during the lifetime of the Insured for a period of two years following the effective date of the re-instatement. Any increase in the face amount will not be contested after such increase has been in force during the lifetime of the Insured for two years following the effective date of the increase. Any increase will be contestable within the two year period only with regard to statements concerning the in-crease.

MISSTATEMENTS. If the Insured's Age or sex has been stated incorrectly:

(1) the Death Benefit will be: (a) the Policy Value on the date of death; plus
(b) the amount that the cost of insurance, which was deducted from the Policy Value for the Policy month during which death occurred, would have purchased had the cost of the insurance been calculated using the cost of insurance rates for the correct Age and sex;

(2) the Surrender Value will be adjusted to the amount which premiums paid would have provided at the correct Age and sex.

SUICIDE. The Policy does not cover the risk of suicide within two years from the Policy date or two years from the date of any increase in face amount with respect to such increase, whether the Insured is sane or insane. In the event of suicide within two years of the Policy date, our only liability will be a refund of premiums paid, without interest, less any Policy debt and less any partial surrender. In the event of suicide within two years of an increase in face amount, our maximum liability with respect to the increase will be a re-fund of the cost of insurance for such increase.

POSTPONEMENT OF PAYMENTS. We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check rea-sonable time to clear. Payment of any amount upon total surrender or partial withdrawal, policy loan, or Death Benefits may be postponed whenever: (i) the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the New York Stock Exchange is restricted as deter-mined by the Commission; (ii) the Commission by order permits postponement for the protection of Policyowners; or (iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. In addition, we may delay payment of the Sur-render Value in the Fixed Account for up to 6 months (or a shorter period if required by applicable law).

REPORTS AND RECORDS. Each year a report will be sent to you which shows the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, premiums paid and deductions made since the last annual report. We will also include any information required by state law or regulation. In addition, we will send you the reports required by the 1940 Act. Confirmation notices (or other appropriate notification) of Policy trans-actions will be mailed at least quarterly or at such more frequent times as may be required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations care-fully and verify their accuracy. Questions about periodic statements should be communicated to us promptly.

OPTIONAL INSURANCE BENEFITS. Subject to evidence of insurability, one or more optional benefits may be included with a Policy by rider. The cost of any rid-ers will be deducted as part of the monthly deductions (See "Monthly Deduc-tions," page 15.) We reserve the right to not make available a rider or to of-fer additional riders. The riders currently available are as follows:

CHILDREN'S LEVEL TERM RIDER: Provides for level term insurance on the Insured's children, as defined in the rider. Coverage is provided to the ear-lier of the child's 25th birthday or the Insured's age 65. The death benefit will be paid to the Policyowner unless another beneficiary is provided. If the Insured dies prior to the termination of the rider, coverage on each child be-comes paid-up term insurance to age 25. The rider may be exchanged for a new Policy on each child's 25th birthday or the Insured's age 65, if sooner, with-out evidence of insurability.

ACCIDENTAL DEATH BENEFIT: Provides additional insurance if the Insured's death results from accidental bodily injury as defined in the rider. The rider ter-minates on the earlier of the policy anniversary following the Insured's 70th birthday, the date the policy terminates, or the next monthly deduction day after the Policyowner requests.

CONTINUATION OF PREMIUM: This rider will contribute a monthly amount to the Policy Value in the event that the Insured becomes totally disabled as defined in the rider. This rider terminates at age 60, or upon policy termination or the next monthly deduction day after the Policyowner requests, if earlier.

ADDITIONAL INSURED RIDER: Provides for coverage on an additional Insured. The face amount of the rider will be paid to the named beneficiary upon due proof that the additional Insured died while the rider was in force. Coverage is re-newable until the additional Insured's age 99. The rider may be exchanged for a new Policy on the additional insured's life prior to the additional Insured's 75th birthday, without evidence of insurability, subject to certain conditions as defined in the rider.

PRIMARY INSURED RIDER: Provides for additional term coverage on the primary Insured. Coverage is renewable until the Insured's age 99. The rider may be exchanged for a new policy without evidence of insurability prior to age 75, or converted to the base Policy after the 5th Policy Year and prior to age 75, subject to certain conditions as defined in the rider.

If the Policy is issued in connection with a Qualified Plan, not all of the benefits provided by these riders will be available.

                          DISTRIBUTION OF THE POLICY

Contracts are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated in-surance agency. We pay all such commissions and incentives.

Lincoln Benefit Financial Services, Inc. ("LBFS") located at 206 South 13th Street, Lincoln, Nebraska 68508 serves as principal underwriter of the Poli-cies. LBFS is a wholly-owned subsidiary of Lincoln Benefit Life Company. It is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Registered representatives of LBFS who sell the Policy will be paid a maximum sales commission of approximately 70% of all premium payments up to the commissionable first year premium paid plus 2.85% of all premiums in excess thereof. Certain commissions may be reduced for ages 50 and older. In addi-tion, certain bonuses and managerial compensation may be paid.

               MARKET TIMING AND ASSET ALLOCATION SERVICES

Certain third parties offer market timing and asset allocation services in connection with the Contracts. In certain situations, the Company will honor transfer instructions from such third parties provided such market timing and asset allocation services comply with the Company's administrative systems, rules and procedures, which may be modified by the Company at any time. PLEASE NOTE that fees and charges assessed for such market timing and asset alloca-tion services are separate and distinct from the Contract fees and charges set forth herein. The Company neither recommends nor discourages such market tim-ing and asset allocation services.

                              FEDERAL TAX MATTERS

The following description of Federal income tax considerations is based on the law in effect on the date of this Prospectus.

TAXATION OF THE SEPARATE ACCOUNT

We are taxed as a life insurance company under Part I of Subchapter L of the Code. The operations of the Separate Account are taxed as part of the total operations of the Company. However, the investment income and capital gains of the Separate Account to the extent allocated to the Policies are not subject to Federal income taxes.

No charge or provision for federal income taxes is currently being made against the Separate Account for our federal income taxes. Should the tax treatment of the Separate Account be changed, we may charge each Subaccount in the Separate Account for its allocable share of Federal income tax.

In several states, we may incur state and local taxes on the operations of the Separate Account. To the extent that these taxes are not significant, no charge or provision is currently being made for them against the Separate Ac-count. If these taxes should be increased, we may make a charge or provision for them against the Subaccounts of the Separate Account. Any charges or pro-visions for taxes against the Subaccounts will adversely affect their invest-ment performance.

TAXATION OF POLICYOWNERS

The Policy is structured to satisfy the definition of a life insurance con-tract under the Code with the result that the Death Benefit will be fully ex-cluded from the gross income of the Beneficiary. The Death Benefit will be in-cluded in your gross estate for Federal estate tax purposes if the proceeds are payable to the estate. If the Beneficiary is other than your estate but you retained incidents of ownership in the Policy, the Death Benefit will also be included. Examples of incidents of ownership include, but are not limited to, the right to change beneficiaries, to assign the Policy or revoke an as-signment, and to pledge the Policy or obtain a policy loan. If you own and are the Insured under a Policy and if you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance tax consequences may apply.

Under the Code, loans received under the Policy are treated the same as loans under a fixed benefit life insurance policy. Consequently, no portion of any loan under the Policy is normally expected to constitute income to the owner. Similarly, withdrawals of Policy Value should constitute income to the Policy owner only to the extent the amounts withdrawn exceed the premiums paid. How-ever, under certain circumstances, a Policy might be deemed to constitute a "modified endowment contract", as discussed immediately below; under such cir-cumstances, pre-death distributions and Policy loans may have adverse tax con-sequences.

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 amended the federal income tax treatment of pre-death withdrawals from a class of life insurance con-tracts referred to as modified endowment contracts ("MECs"). Unlike other life insurance contracts, amounts received before death from a MEC, including pol-icy loans, are treated first as income (to the extent of gain) and then as re-covered investment. For purposes of determining the amount includible in in-come, all MECs issued by the same company (or affiliate) to the same policyholder during any calendar year will be treated as one MEC. Finally, an additional 10% income tax is generally imposed on the taxable portion of amounts received before age 59 1/2.

In general, a MEC is a life insurance contract entered into or materially changed after June 20, 1988 that fails to meet a "7-pay test". Under the 7-pay test, if the amount of premiums paid under the life insurance contract at any time during the first 7 policy years exceeds the sum of the net level premiums which would have been paid if the contract provided for paid-up future bene-fits after the payment of 7 level annual payments, the contract is a MEC. A policy may have to be reviewed under the 7-pay test even after the first seven policy years in the case of certain events such as a material modification of the policy as discussed below. If there is a reduction in benefits under the contract during any 7-pay testing period, the 7-pay test is applied using the reduced benefits level.

Any distribution made within two years before a policy fails the 7-pay test is treated as made in anticipation of such failure. Whether or not a particular policy meets these definitional requirements is dependent on the date the con-tract was entered into, premium payments made and the periodic premium pay-ments to be made, the level of death benefits, any changes in the level of death benefits, the extent of any prior cash withdrawals, and other factors. A life insurance policy which is issued in exchange for a MEC will also be con-sidered a MEC. If action is required to be taken in order to prevent a Policy from being deemed to be a modified endowment contract, we will advise you of such status.

A Policy should be reviewed upon issuance, upon making a cash withdrawal, upon making a change in future benefits and upon making a material modification to the Policy to determine to what extent, if any, these tax rules apply. A mate-rial modification to a Policy includes, but is not limited to, an increase in the future benefits provided under the Policy. The annual statement sent to you will include information regarding the modified endowment contract status of your Policy.

Counsel and other competent advisors should be consulted to determine how these rules apply to an individual situation and before making unscheduled premium payments, increasing or decreasing the specified face amount, or add-ing or removing a rider.

Congress may, in the future, consider other legislation that, if enacted, could adversely affect the tax treatment of life insurance policies. In addi-tion, the Treasury Department may by regulation or interpretation modify the above described tax effects. Any legislative or administrative action could be applied retroactively.

DIVERSIFICATION REQUIREMENTS

Flexible premium variable life insurance policies will be treated as life in-surance contracts under the Code so long as the investments of the separate accounts funding them are "adequately diversified" under Treasury regulations. If the investments of a separate account are determined to be not adequately diversified, policyowners in the separate account will be treated as the own-ers of the underlying assets and thus currently taxable on earnings and gains. It is intended that the investments of the Separate Account are now and will remain adequately diversified under the Treasury regulations.

In connection with the issuance of the regulations on diversification require-ments, the Treasury announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments among Subaccounts of a Variable Ac-count. The Internal Revenue Service has previously stated in published rulings that a variable contract owner will be considered the owner of separate ac-count assets if the owner possesses incidents of ownership in those assets such as the ability to exercise investment control over the assets. At the time of the issuance of the diversification regulations, the Treasury an-nounced that guidance would be issued in the future on the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the Variable Account. As of the date of this prospectus, no such guidance has been issued. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company, therefore, reserves the right to modify the contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account or otherwise to attempt to qualify the contract for favorable tax treatment.

QUALIFIED PLANS

The Policy may be suitable for purchase by pension and profit-sharing plans established by corporations, partnerships, sole proprietors and other eligible organizations which are qualified for favorable tax treatment under Sections 401(a) and 403(b) of the Code ("qualified plans"). The primary purpose of a qualified plan is to provide retirement benefits for the participants and any pre-retirement benefit, such as life insurance protection, must be incidental to this primary purpose or the plan risks disqualification. Unisex cost of in-surance rates apply to policies issued in connection with qualified plans. The tax treatment of "qualified" life insurance policies differs from traditional life insurance; tax advice on these matters should be sought from competent tax counsel.

The rules regarding the use of life insurance in connection with qualified plans are complex. There may be special limitations that apply if the Policy is purchased as qualified life insurance. These limitations include, but are not limited to, nontransferability, alienation of benefits, incidental life insurance provisions relating to premium limitations, joint and survivor annu-ity provisions, spousal rights, required minimum distributions, eligibility for plan distributions (including loans), and supplemental benefit restric-tions.

TAX ADVICE

The foregoing summary does not purport to be a complete discussion of the tax treatment of the Policy. Tax advice on these matters should be sought from competent tax counsel.

                              SAFEKEEPING OF THE
                           SEPARATE ACCOUNT'S ASSETS

We hold the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from the general account assets. Addi-tional protection is provided in the form of an insurance company blanket bond which covers directors and employees of the Company. The bond, which was is-sued by Lloyds of London, covers up to $1,000,000 per loss.

                                 VOTING RIGHTS

To the extent required by law, we will vote the Fund shares held in the vari-ous Subaccounts of the Separate Account at regular and special shareholder meetings of the Fund in accordance with the instructions received from persons having voting interests in the Separate Account. The number of votes you have the right to instruct will be determined by dividing the Policy's Policy Value in a Subaccount of the Separate Account by $100.00. Fractional votes will be counted. The number of votes on which you have the right to instruct will be determined as of a record date not more than 90 days before any meeting at which such vote is held. Voting instructions will be solicited by written com-munications prior to such meeting in accordance with procedures established by the Separate Account.

We will vote Fund shares as to which no instructions are received, and shares which are not attributable to Policyowners, in proportion to the voting in-structions which are received with respect to all Policies participating in the Fund. Each person having a voting interest will receive proxy material, reports and other materials relating to the Fund.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the Fund or disapprove an investment advisory contract of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policy or the investment adviser of the Fund if we reasona-bly disapprove of such changes. A change would be disapproved only if the pro-posed change is contrary to state law or prohibited by state regulatory au-thorities or we determine that the change would be inconsistent with the investment objectives of the Fund or would result in the purchase of securi-ties for the Fund which vary from the general quality and nature of invest-ments and investment techniques utilized by the Fund. In the event that we disregard voting instructions, a summary of that action and the reason for such actions will be included in the next semi-annual financial report to you.

                              STATE REGULATION OF
                             LINCOLN BENEFIT LIFE

We are organized under the laws of the State of Nebraska and are subject to regulation by the Commissioner of Insurance of that state. An annual statement is filed with the Director of Insurance of the State of Nebraska each year covering the operations and reporting on the financial condition of the Com-pany as of December 31 of the preceding year. A full examination of the Company's operations is periodically conducted by the National Association of Insurance Commissioners.

In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the insurance de-partment of any other state applies the laws of the state of domicile in de-termining permissible investments.

                       EXECUTIVE OFFICERS AND DIRECTORS
                            OF LINCOLN BENEFIT LIFE
                (NAME; POSITION WITH LBL AND YEAR OF ELECTION;
                      Principal Occupation Last 5 Years)

JANET P. ANDERBERY; VICE PRESIDENT AND CONTROLLER, 1994; Associate Vice Presi-dent and Controller, 5/84-4/94, Lincoln Benefit Life Company; Vice President and Controller, 1/94-present, Surety Life Insurance Company; Vice President and Controller, 5/93-present, Lincoln Benefit Financial Services, Inc.

DOUGLAS F. GAER; EXECUTIVE VICE PRESIDENT, 1997; DIRECTOR, 1981; Senior Vice President, 4/95-2/97; Senior Vice President and Treasurer, 4/94-3/95, Vice President 3/81-4/94, Director, Lincoln Benefit Life Company; Senior Vice Pres-ident and Treasurer, Surety Life Insurance Company 1/94-present; Director Lin-coln Benefit Financial Services, Inc., 5/93-present.

PETER H. HECKMAN; VICE CHAIRMAN OF THE BOARD 1996; DIRECTOR, 1990; Vice Presi-dent, Director 4/92-present, Glenbrook Life & Annuity Company; Vice President 11/90-present, Director 9/90-present, Glenbrook Life Insurance Company; Vice President 6/89-present, Director 7/90-present, Allstate Life Insurance Company of New York; Vice President 4/89-present, Director 12/88-present, Allstate Life Insurance Company; Vice President 12/88-present, Director 12/88-present, Northbrook Life Insurance Company; Director 5/90-present, Surety Life Insur-ance Company; Director 5/90-present, Lincoln Benefit Life Company; Director 5/91-9/93, Allstate Life Financial Services.

LOUIS G. LOWER, II; CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE OFFICER, 1989; DI-RECTOR, 1989; Chairman of the Board & President, 4/92-6/95, Chairman of the Board and Chief Executive Officer 6/95-present, Glenbrook Life & Annuity Com-pany; Chairman of the Board & President 1/91-12/95, Chairman of the Board and Chief Executive Officer 12/95-present, Director 9/90-present, Glenbrook Life Insurance Company; President 1/90-present, Executive Vice President 1/89-1/90, Senior Vice President & Treasurer 10/86-12/88, Director, Allstate Life Insur-ance Company; Chairman of the Board and Chief Executive Officer 6/95-present, Chairman of the Board and President 4/90-6/95, Chairman of the Board 4/90-7/90, Executive Vice President 1/89-4/90, Senior Vice President and Treasurer 10/86-4/89, Director, Northbrook Life Insurance Company; Chairman of the Board & President 6/90-present, Vice President & Treasurer 12/86-6/90, Director, Allstate Life Insurance Company of New York; Chairman of the Board & Chief Ex-ecutive Officer, Director 5/90-present, Lincoln Benefit Life Company; Chairman of the Board & Chief Executive Officer 3/90-present, Director 5/89-present, Surety Life Insurance Company; Group Vice President 76-89, Director, Allstate Insurance Company; Director 4/90-present, Allstate Settlement Company; Direc-tor 5/91-present, Allstate Life Financial Services.

JOHN J. MORRIS; SENIOR VICE PRESIDENT/SECRETARY, 1994; DIRECTOR, 1987; Senior Vice President & Secretary, 4/94-present, Vice President & Secretary 8/85-4/94, Director, Lincoln Benefit Life Company; Vice President & Secretary, Di-rector 5/93-present, Lincoln Benefit Financial Services Inc.

ROBERT E. RICH; EXECUTIVE VICE PRESIDENT 1996; DIRECTOR, 1987; Senior Vice President/Chief Actuary and Treasurer, 4/95-5/96; Senior Vice President, As-sistant Secretary, 4/94-3/95, Vice President/Assistant Secretary, 1/84-4/94, Director, Lincoln Benefit Life Company; Senior Vice President and Chief Actu-ary, 1/94-present, Director, Surety Life Insurance Company, 9/93-present; Di-rector 5/93-present, Lincoln Benefit Financial Services, Inc.

KEVIN R. SLAWIN; DIRECTOR, 1996; Director and Vice President-Finance and Plan-ning, Allstate Life Insurance Company, 1996; Director, Allstate Life Insurance Company of New York, 1996; Director, Laughlin Group Holdings, Inc., 1996; Di-rector, Northbrook Life Insurance Company, 1996; Director, Surety Life Insur-ance Company, 1996; Director, Glenbrook Life Insurance Company, 1996; Assis-tant Vice President, Assistant Treasurer, Allstate Insurance Company, 1995-1996.

MICHAEL J. VELOTTA; DIRECTOR, 1992; Vice President, Secretary & General Coun-sel 1/93-present, Director 12/92-present, Allstate Life Insurance Company; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-pres-ent, Glenbrook Life Insurance Company; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Glenbrook Life & Annuity Compa-ny; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Allstate Life Insurance Company of New York; Vice President, Secre-tary & General Counsel 1/93-present, Director 12/92-present, Northbrook Life Insurance Company; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Surety Life Insurance Company; Assistant Vice Presi-dent & Assistant General Counsel 1989, Allstate Insurance Company; Director 12/92-present, Lincoln Benefit Life Company.

RANDY J. VON FUMETTI; SENIOR VICE PRESIDENT, 1996; DIRECTOR, 1996; Senior Vice President, 1996; Director, 9/96, Surety Life Insurance Company; Senior Actuary and Director 8/87-9/96 Allstate Life Insurance Company.

CAROL S. WATSON; SENIOR VICE PRESIDENT/GENERAL COUNSEL, 1994; DIRECTOR, 1992; Senior Vice President & General Counsel 4/94-present, Vice President & General Counsel, 7/91-4/94, Director 5/92-present, Lincoln Benefit Life Company, Se-nior Vice President, Assistant Secretary and General Counsel, Surety Life In-surance Company 1/94-present; President, 1996, Director 1993 Vice President and General Counsel, Director 5/93-present, Lincoln Benefit Financial Servic-es, Inc.

PATRICIA W. WILSON, 45, DIRECTOR, 1997; Assistant Vice President/Assistant Secretary/Assistant Treasurer,7/97-present, Assistant Vice President, 1/93-7/97, Allstate Life Insurance Company; Assistant Vice President, 6/91-present, Director, 6/97-present, Allstate Life Insurance Company of New York; Assistant Treasurer, 7/97-12/97, Glenbrook Life Insurance Company; Assistant Treasurer, 7/97-present, Glenbrook Life Annuity Company; Assistant Vice President/Assistant Secretary/Assistant Treasurer, 7/97-present, Northbrook Life Insurance Company; Director, 7/97-present, Surety Life Insurance Company.

B. EUGENE WRAITH; PRESIDENT, CHIEF OPERATING OFFICER, 1996; DIRECTOR, 1984; President and Chief Operating Officer, 3/96-present, Director, Senior Vice President, 4/94-3/96, Vice President, 12/81-4/94, Lincoln Benefit Life Compa-ny; President and Chief Operating Officer, Director, 3/96-present, Surety Life Insurance Company; Executive Vice President 1/94-3/96, Director 9/93-present, Surety Life Insurance Company; President, Chairman of the Board, 1993; Direc-tor, 1993; President, 5/93-11/96, Lincoln Benefit Financial Services, Inc. Lincoln Benefit Financial Services, Inc.

                                 LEGAL MATTERS

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policy under Nebraska in-surance law have been passed upon by Carol S. Watson, Senior Vice President and General Counsel of the Company. Legal matters relating to the federal se-curities laws in connection with the Contracts described herein are being passed upon by the law firm of Jordan Burt Boros Cicchetti Berenson & Johnson, 1025 Thomas Jefferson St., East Lobby, Washington, D.C. 20007-5201.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of any of the Subaccounts thereof are subject. We are not in-volved in any litigation that is of material importance in relation to its to-tal assets or that relates to the Separate Account.

                                    EXPERTS

The financial statements of Lincoln Benefit Life Variable Life Account as of December 31, 1997, and for each of the three years ended December 31, 1997 and the consolidated financial statements of Lincoln Benefit Life Company and sub-sidiary as of December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, included in this prospectus have been au-dited by Deloitte & Touche LLP, independent auditors, as stated in their re-ports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Actuarial matters included in this Prospectus have been examined by Dean M. Way, Vice President and Actuary of the Company.

                            REGISTRATION STATEMENT

A registration statement has been filed with the Securities and Exchange Com-mission under the Securities Act of 1933, as amended, with respect to the Pol-icy offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement to all of which reference is made for further informa-tion concerning the Separate Account, the Company and the Policy offered here-by. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

                             FINANCIAL STATEMENTS

The financial statements of the Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statement of net assets of Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 1997, and the related statements of operations and statements of changes in net assets for each of the two years ended December 31, 1997 of the Flexible Income, Bal-anced, Growth, Aggressive Growth, and Worldwide Growth portfolios of Janus As-pen Series; the Regional, Reserve, and Balanced portfolios of IAI Retirement Funds, Inc.; the Asset Manager and Contrafund portfolios of Fidelity's Vari-able Insurance Products Fund II; the Money Market, Equity Income, Growth, and Overseas portfolios of Fidelity's Variable Insurance Products Fund; the High Income Bond Fund II (formerly the Corporate Bond Fund), Utility Fund II (for-merly the Utility Fund), and U.S. Government Securities Fund II (formerly the Government Bond Fund) portfolios of Federated Insurance Series; and the Bond portfolio of Scudder Variable Life Investment Fund that comprise the Account and for the year ended December 31, 1995 of the Flexible Income, Balanced, Growth, Aggressive Growth, and Worldwide Growth portfolios of Janus Aspen Se-ries; the Regional, Reserve, and Balanced portfolios of IAI Retirement Funds, Inc.; the Asset Manager portfolio of Fidelity's Variable Insurance Products Fund II; the Money Market, Equity Income, Growth, and Overseas portfolios of Fidelity's Variable Insurance Products Fund; the Corporate Bond Fund, Utility Fund, and Government Bond Fund portfolios of Federated Insurance Series; and the Bond portfolio of Scudder Variable Life Investment Fund that comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. Our proce-dures included confirmation of securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant esti-mates made by management, as well as evaluating the overall financial state-ment presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material re-spects, the financial position of the Account as of December 31, 1997, and the results of its operations and changes in its net assets for each of the three years in the period then ended, of each of the portfolios comprising the Ac-count, in conformity with generally accepted accounting principles.

/s/  Deloitte & Touche LLP

Lincoln, Nebraska
March 20, 1998

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                            STATEMENT OF NET ASSETS

                               DECEMBER 31, 1997
                          ($ AND SHARES IN THOUSANDS)

NET ASSETS
Investments in Janus Aspen Series Portfolios:
  Flexible Income, 76 shares (cost $870)..............................  $   897
  Balanced, 200 shares (cost $3,128)..................................    3,489
  Growth, 492 shares (cost $8,080)....................................    9,090
  Aggressive Growth, 438 shares (cost $8,264).........................    8,992
  Worldwide Growth, 713 shares (cost $15,390).........................   16,686
Investments in IAI Retirement Funds, Inc. Portfolios:
  Regional, 166 shares (cost $2,481)..................................    2,703
  Reserve, 20 shares (cost $200)......................................      199
  Balanced, 27 shares (cost $343).....................................      383
Investments in Fidelity's Variable Insurance Products Fund II
 Portfolios:
  Asset Manager, 216 shares (cost $3,614).............................    3,885
  Contrafund, 346 shares (cost $6,422)................................    6,904
Investments in Fidelity's Variable Insurance Products Fund Portfolios:
  Money Market, 5,169 shares (cost $5,169)............................    5,169
  Equity Income, 666 shares (cost $13,964)............................   16,160
  Growth, 333 shares (cost $10,545)...................................   12,370
  Overseas, 274 shares (cost $5,257)..................................    5,254
Investments in Federated Insurance Series Portfolios:
  High Income Bond Fund II, 190 shares (cost $1,998)..................    2,085
  Utility Fund II, 96 shares (cost $1,146)............................    1,366
  U.S. Government Securities Fund II, 27 shares (cost $275)...........      285
Investments in Scudder Variable Life Investment Fund Portfolio:
  Bond, 80 shares (cost $518).........................................      547
                                                                        -------
    Net assets........................................................  $96,464
                                                                        =======



                       See notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1997
                                ($ IN THOUSANDS)


                                      JANUS ASPEN SERIES PORTFOLIOS
                              -------------------------------------------------
                              FLEXIBLE                     AGGRESSIVE WORLDWIDE
                               INCOME   BALANCED  GROWTH     GROWTH    GROWTH
                              --------  --------  -------  ---------- ---------
INVESTMENT INCOME
Dividends...................  $    49   $    86   $   189   $    --   $    181
Charges from Lincoln Benefit
 Life Company:
  Mortality and expense
   risk.....................       (5)      (18)      (46)       (46)      (81)
  Administrative expense....       (1)       (5)      (12)       (14)       (9)
                              -------   -------   -------   --------  --------
    Net investment income
     (loss).................       43        63       131        (60)       91
                              -------   -------   -------   --------  --------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) from
 sales of investments:
  Proceeds from sales.......    1,087     2,365     7,818     11,046    17,134
  Cost of investments sold..   (1,066)   (2,221)   (7,446)   (10,625)  (15,964)
                              -------   -------   -------   --------  --------
    Net realized gains
     (losses)...............       21       144       372        421     1,170
                              -------   -------   -------   --------  --------
Change in unrealized gains
 (losses)...................        9       260       640        632       600
                              -------   -------   -------   --------  --------
    Net gains (losses) on
     investments............       30       404     1,012      1,053     1,770
                              -------   -------   -------   --------  --------
CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS..  $    73   $   467   $ 1,143   $    993  $  1,861
                              =======   =======   =======   ========  ========

                                      FIDELITY'S
                                  VARIABLE INSURANCE
         IAI RETIREMENT            PRODUCTS FUND II
     FUNDS, INC. PORTFOLIOS           PORTFOLIOS
--------------------------------- -------------------
                                   ASSET
REGIONAL         RESERVE BALANCED MANAGER  CONTRAFUND
---------------- ------- -------- -------  ----------
 $          94    $  6    $  10   $   305   $    51
           (16)     (1)      (2)      (21)      (27)
            (5)    --        (1)       (6)       (6)
 -------------    ----    -----   -------   -------
            73       5        7       278        18
 -------------    ----    -----   -------   -------
           953      53      171     3,642     6,207
          (888)    (54)    (160)   (3,388)   (5,900)
 -------------    ----    -----   -------   -------
            65      (1)      11       254       307
 -------------    ----    -----   -------   -------
           113     --        24        (1)      373
 -------------    ----    -----   -------   -------
           178      (1)      35       253       680
 -------------    ----    -----   -------   -------
 $         251    $  4    $  42   $   531   $   698
 =============    ====    =====   =======   =======




                       See notes to financial statements.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1997
                                ($ IN THOUSANDS)

                                          FIDELITY'S VARIABLE INSURANCE
                                                     PRODUCTS
                                                 FUND PORTFOLIOS
                                        -------------------------------------


                                          MONEY    EQUITY
                                         MARKET    INCOME   GROWTH   OVERSEAS
                                        ---------  -------  -------  --------
INVESTMENT INCOME
Dividends.............................. $     315  $   846  $   318  $    252
Charges from Lincoln Benefit Life
 Company:
  Mortality and expense risk...........       (41)     (78)     (72)      (25)
  Administrative expense...............        (8)      (5)     (22)       (7)
                                        ---------  -------  -------  --------
    Net investment income (loss).......       266      763      224       220
                                        ---------  -------  -------  --------
REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) from sales of
 investments:
  Proceeds from sales..................   105,015    8,773    9,943    21,506
  Cost of investments sold.............  (105,015)  (8,484)  (9,231)  (20,961)
                                        ---------  -------  -------  --------
    Net realized gains (losses)........       --       289      712       545
                                        ---------  -------  -------  --------
Change in unrealized gains (losses)....       --     1,539    1,095      (267)
                                        ---------  -------  -------  --------
    Net gains (losses) on investments..       --     1,828    1,807       278
                                        ---------  -------  -------  --------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS............................ $     266  $ 2,591  $ 2,031  $    498
                                        =========  =======  =======  ========

                                                        SCUDDER
                                                     VARIABLE LIFE
                                                    INVESTMENT FUND
FEDERATED INSURANCE SERIES PORTFOLIOS                  PORTFOLIO
-------------------------------------------         ---------------
                                    U.S.
   HIGH                          GOVERNMENT
INCOME BOND      UTILITY         SECURITIES
  FUND II        FUND II          FUND II                BOND                 TOTAL
-----------      -------         ----------         ---------------         ---------
$    61           $  44            $   9                 $  30              $   2,846
     (8)             (8)              (2)                   (3)                  (500)
     (2)             (3)             --                     (1)                  (107)
-------           -----            -----                 -----              ---------
     51              33                7                    26                  2,239
-------           -----            -----                 -----              ---------
  2,364             734              261                   576                199,648
 (2,313)           (665)            (257)                 (577)              (195,215)
-------           -----            -----                 -----              ---------
     51              69                4                    (1)                 4,433
-------           -----            -----                 -----              ---------
     48             166                7                    13                  5,251
-------           -----            -----                 -----              ---------
     99             235               11                    12                  9,684
-------           -----            -----                 -----              ---------
$   150           $ 268            $  18                 $  38              $  11,923
=======           =====            =====                 =====              =========




                       See notes to financial statements.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996
                                ($ IN THOUSANDS)


                                       JANUS ASPEN SERIES PORTFOLIOS
                               ------------------------------------------------
                               FLEXIBLE                    AGGRESSIVE WORLDWIDE
                                INCOME   BALANCED GROWTH     GROWTH    GROWTH
                               --------  -------- -------  ---------- ---------
INVESTMENT INCOME
Dividends....................  $    29    $  24   $    67   $    33    $    70
Charges from Lincoln Benefit
 Life Company:
 Mortality and expense risk..       (3)      (5)      (18)      (23)       (27)
 Administrative expense......      --        (1)       (4)       (5)        (6)
                               -------    -----   -------   -------    -------
   Net investment income
    (loss)...................       26       18        45         5         37
                               -------    -----   -------   -------    -------
REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from
 sales of investments:
 Proceeds from sales.........    3,253      541     4,620     3,894      4,048
 Cost of investments sold....   (3,262)    (513)   (4,460)   (3,743)    (3,724)
                               -------    -----   -------   -------    -------
   Net realized gains
    (losses).................       (9)      28       160       151        324
                               -------    -----   -------   -------    -------
Change in unrealized gains
 (losses)....................       13       64       197      (107)       450
                               -------    -----   -------   -------    -------
   Net gains (losses) on
    investments..............        4       92       357        44        774
                               -------    -----   -------   -------    -------
CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS...  $    30    $ 110   $   402   $    49    $   811
                               =======    =====   =======   =======    =======

                                                                   FIDELITY'S
                                                               VARIABLE INSURANCE
                                                                PRODUCTS FUND II
 IAI RETIREMENT FUNDS, INC. PORTFOLIOS                             PORTFOLIOS
 -------------------------------------------------           ---------------------------------
                                                              ASSET
 REGIONAL          RESERVE              BALANCED             MANAGER           CONTRAFUND
 ----------        --------             ---------            -------           ----------
 $       57         $      6              $     3             $  94             $   --
         (8)              (1)                  (1)              (13)                 (4)
         (2)             --                   --                 (3)                --
 ----------         --------              -------             -----             -------
         47                5                    2                78                  (4)
 ----------         --------              -------             -----             -------
      1,894              219                   56               724               2,224
     (1,832)            (219)                 (54)             (697)             (2,183)
 ----------         --------              -------             -----             -------
         62              --                     2                27                  41
 ----------         --------              -------             -----             -------
          6              --                    13               143                 109
 ----------         --------              -------             -----             -------
         68              --                    15               170                 150
 ----------         --------              -------             -----             -------
 $      115         $      5              $    17             $ 248             $   146
 ==========         ========              =======             =====             =======




                       See notes to financial statements.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996
                                ($ IN THOUSANDS)



                                           FIDELITY'S VARIABLE INSURANCE
                                                      PRODUCTS
                                                  FUND PORTFOLIOS
                                         -------------------------------------


                                          MONEY    EQUITY
                                          MARKET   INCOME    GROWTH   OVERSEAS
                                         --------  -------  --------  --------
INVESTMENT INCOME
Dividends............................... $    185  $   152  $    297  $    44
Charges from Lincoln Benefit Life
 Company:
  Mortality and expense risk............      (25)     (35)      (44)     (15)
  Administrative expense................       (5)      (7)       (9)      (3)
                                         --------  -------  --------  -------
    Net investment income (loss)........      155      110       244       26
                                         --------  -------  --------  -------
REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) from sales of
 investments:
  Proceeds from sales...................   54,684    4,355    13,992    3,383
  Cost of investments sold..............  (54,684)  (4,196)  (13,912)  (3,364)
                                         --------  -------  --------  -------
    Net realized gains (losses).........      --       159        80       19
                                         --------  -------  --------  -------
Change in unrealized gains (losses).....      --       381       367      206
                                         --------  -------  --------  -------
    Net gains (losses) on investments...      --       540       447      225
                                         --------  -------  --------  -------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS............................. $    155  $   650  $    691  $   251
                                         ========  =======  ========  =======

                                                        SCUDDER
                                                     VARIABLE LIFE
                                                       INVESTMENT
FEDERATED INSURANCE SERIES PORTFOLIOS                FUND PORTFOLIO
--------------------------------------------         --------------
                                     U.S.
   HIGH          UTILITY          GOVERNMENT
INCOME BOND       FUND            SECURITIES
  FUND II          II              FUND II                BOND                TOTAL
-----------      -------          ----------         --------------         ---------
  $    50        $    30            $   9                $  30              $   1,180
       (4)            (5)              (1)                  (3)                  (235)
       (1)            (1)             --                    (1)                   (48)
  -------        -------            -----                -----              ---------
       45             24                8                   26                    897
  -------        -------            -----                -----              ---------
    3,205          1,512              174                  926                103,704
   (3,200)        (1,457)            (175)                (948)              (102,623)
  -------        -------            -----                -----              ---------
        5             55               (1)                 (22)                 1,081
  -------        -------            -----                -----              ---------
       22             21                1                    7                  1,893
  -------        -------            -----                -----              ---------
       27             76              --                   (15)                 2,974
  -------        -------            -----                -----              ---------
  $    72        $   100            $   8                $  11              $   3,871
  =======        =======            =====                =====              =========

                    See notes to financial statements.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1995
                                ($ IN THOUSANDS)



                                        JANUS ASPEN SERIES PORTFOLIOS
                                ----------------------------------------------
                                FLEXIBLE                  AGGRESSIVE WORLDWIDE
                                 INCOME  BALANCED GROWTH    GROWTH    GROWTH
                                -------- -------- ------  ---------- ---------
INVESTMENT INCOME
Dividends......................  $  15    $   5   $  26     $  16      $   6
Charges from Lincoln Benefit
 Life Company:
 Mortality and expense risk....     (1)      (2)     (5)       (5)        (7)
 Administrative expense........    --       --       (1)       (1)        (1)
                                 -----    -----   -----     -----      -----
   Net investment income
    (loss).....................     14        3      20        10         (2)
                                 -----    -----   -----     -----      -----
REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from
 sales of investments:
 Proceeds from sales...........    233      113     636       519        446
 Cost of investments sold......   (223)    (107)   (662)     (498)      (433)
                                 -----    -----   -----     -----      -----
   Net realized gains (losses).     10        6     (26)       21         13
                                 -----    -----   -----     -----      -----
Change in unrealized gains
 (losses)......................      7       38     171       197        244
                                 -----    -----   -----     -----      -----
   Net gains (losses) on
    investments................     17       44     145       218        257
                                 -----    -----   -----     -----      -----
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS...............  $  31    $  47   $ 165     $ 228      $ 255
                                 =====    =====   =====     =====      =====

                                FIDELITY'S
                                 VARIABLE
                                 INSURANCE
IAI RETIREMENT FUNDS, INC.       PRODUCTS
        PORTFOLIOS           FUND II PORTFOLIO
---------------------------- -----------------
  REGIONAL  RESERVE BALANCED   ASSET MANAGER
----------  ------- -------- -----------------
    $--      $   3    $--          $  11
      (3)      --      --             (7)
     --        --      --             (2)
  ------     -----    ----         -----
      (3)        3     --              2
  ------     -----    ----         -----
      78       118      22           646
     (74)     (118)    (21)         (637)
  ------     -----    ----         -----
       4       --        1             9
  ------     -----    ----         -----
     101       --        4           138
  ------     -----    ----         -----
     105       --        5           147
  ------     -----    ----         -----
    $102     $   3    $  5         $ 149
  ======     =====    ====         =====




                       See notes to financial statements.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1995
                                ($ IN THOUSANDS)


                                             FIDELITY'S VARIABLE INSURANCE
                                                       PRODUCTS
                                                    FUND PORTFOLIOS
                                           ------------------------------------

                                            MONEY    EQUITY
                                            MARKET   INCOME   GROWTH   OVERSEAS
                                           --------  -------  -------  --------
INVESTMENT INCOME
Dividends................................  $     98  $    60  $     7  $     1
Charges from Lincoln Benefit Life
 Company:
  Mortality and expense risk.............       (12)     (10)     (14)      (5)
  Administrative expense.................        (5)      (2)      (2)      (1)
                                           --------  -------  -------  -------
    Net investment income (loss).........        81       48       (9)      (5)
                                           --------  -------  -------  -------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) from sales of
 investments:
  Proceeds from sales....................    18,399    1,887    2,970    2,447
  Cost of investments sold...............   (18,399)  (1,827)  (2,917)  (2,419)
                                           --------  -------  -------  -------
    Net realized gains (losses)..........       --        60       53       28
                                           --------  -------  -------  -------
Change in unrealized gains (losses)......       --       275      332       57
                                           --------  -------  -------  -------
    Net gains (losses) on investments....       --       335      385       85
                                           --------  -------  -------  -------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS..............................  $     81  $   383  $   376  $    80
                                           ========  =======  =======  =======

                                       SCUDDER
                                    VARIABLE LIFE
    FEDERATED INSURANCE SERIES        INVESTMENT
            PORTFOLIOS              FUND PORTFOLIO
----------------------------------- --------------
                         GOVERNMENT
 CORPORATE BOND  UTILITY    BOND
      FUND        FUND      FUND         BOND       TOTAL
---------------- ------- ---------- -------------- --------
  $         31    $  7      $  2        $   7      $    295
            (2)     (1)      --            (1)          (75)
            (1)    --        --           --            (16)
  ------------    ----      ----        -----      --------
            28       6         2            6           204
  ------------    ----      ----        -----      --------
           451      85        86          171        29,307
          (444)    (85)      (86)        (170)      (29,120)
  ------------    ----      ----        -----      --------
             7     --        --             1           187
  ------------    ----      ----        -----      --------
            23      33         1           10         1,631
  ------------    ----      ----        -----      --------
            30      33         1           11         1,818
  ------------    ----      ----        -----      --------
  $         58    $ 39      $  3        $  17      $  2,022
  ============    ====      ====        =====      ========




                       See notes to financial statements.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1997
               ($ AND UNITS IN THOUSANDS, EXCEPT VALUE PER UNIT)


                                          JANUS ASPEN SERIES PORTFOLIOS
                                  ----------------------------------------------
                                  FLEXIBLE                  AGGRESSIVE WORLDWIDE
                                   INCOME  BALANCED GROWTH    GROWTH    GROWTH
                                  -------- -------- ------  ---------- ---------
FROM OPERATIONS
Net investment income (loss)....   $   43   $   63  $  131    $  (60)   $    91
Net realized gains (losses).....       21      144     372       421      1,170
Change in unrealized gains
 (losses).......................        9      260     640       632        600
                                   ------   ------  ------    ------    -------
Change in net assets resulting
 from operations................       73      467   1,143       993      1,861
                                   ------   ------  ------    ------    -------
FROM CAPITAL TRANSACTIONS
Deposits........................      314      476   2,069     2,348      2,574
Payments on termination.........      (34)     (51)   (236)     (356)      (263)
Contract maintenance charges....      (45)    (161)   (514)     (706)      (765)
Loans-net.......................        3      (55)   (278)     (179)      (310)
Transfers among the portfolios
 and with the Fixed Account--
 net............................      158    1,251   3,112     1,978      7,235
                                   ------   ------  ------    ------    -------
Change in net assets resulting
 from capital transactions......      396    1,460   4,153     3,085      8,471
                                   ------   ------  ------    ------    -------
INCREASE (DECREASE) IN NET
 ASSETS.........................      469    1,927   5,296     4,078     10,332
NET ASSETS AT BEGINNING OF YEAR.      428    1,562   3,794     4,914      6,354
                                   ------   ------  ------    ------    -------
NET ASSETS AT END OF YEAR.......   $  897   $3,489  $9,090    $8,992    $16,686
                                   ======   ======  ======    ======    =======
Net asset value per unit at end
 of year........................   $14.37   $16.90  $18.39    $17.63    $ 19.02
                                   ======   ======  ======    ======    =======
Units outstanding at end of
 year...........................       62      206     494       510        877
                                   ======   ======  ======    ======    =======

                                                    FIDELITY'S VARIABLE
                                                     INSURANCE PRODUCTS
     IAI RETIREMENT FUNDS, INC. PORTFOLIOS           FUND II PORTFOLIOS
--------------------------------------------------  -----------------------
                                                     ASSET
      REGIONAL          RESERVE        BALANCED     MANAGER     CONTRAFUND
--------------------- ------------   -------------  ---------   -----------
$                 73  $          5    $          7  $     278     $      18
                  65            (1)             11        254           307
                 113           --               24         (1)          373
--------------------  ------------    ------------  ---------     ---------
                 251             4              42        531           698
--------------------  ------------    ------------  ---------     ---------
                 537            22              94        617         1,266
                 (47)          --              (39)       (73)         (178)
                (154)           (5)            (21)      (211)         (329)
                 (21)           (7)            --         (52)         (131)
                 494            74              70        669         4,154
--------------------  ------------    ------------  ---------     ---------
                 809            84             104        950         4,782
--------------------  ------------    ------------  ---------     ---------
               1,060            88             146      1,481         5,480
               1,643           111             237      2,404         1,424
--------------------  ------------    ------------  ---------     ---------
$              2,703  $        199    $        383  $   3,885     $   6,904
====================  ============    ============  =========     =========
$              17.51  $      11.48    $      14.80  $   14.49     $   13.80
====================  ============    ============  =========     =========
                 154            17              26        268           500
====================  ============    ============  =========     =========




                       See notes to financial statements.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1997
               ($ AND UNITS IN THOUSANDS, EXCEPT VALUE PER UNIT)


                                             FIDELITY'S VARIABLE INSURANCE
                                                       PRODUCTS
                                                    FUND PORTFOLIOS
                                           ------------------------------------


                                            MONEY    EQUITY
                                            MARKET   INCOME   GROWTH   OVERSEAS
                                           --------  -------  -------  --------
FROM OPERATIONS
NET INVESTMENT INCOME (LOSS).............. $    266  $   763  $   224   $  220
Net realized gains (losses)...............      --       289      712      545
Change in unrealized gains (losses).......      --     1,539    1,095     (267)
                                           --------  -------  -------   ------
Change in net assets resulting from
 operations...............................      266    2,591    2,031      498
                                           --------  -------  -------   ------
FROM CAPITAL TRANSACTIONS
Deposits..................................   27,467    2,858    3,070      817
Payments on termination...................     (108)    (397)    (410)    (120)
Contract maintenance charges..............     (673)    (781)    (884)    (243)
Loans-net.................................      (13)    (326)    (200)     (23)
Transfers among the portfolios and with
 the Fixed Account--net...................  (26,494)   4,335     (413)   1,532
                                           --------  -------  -------   ------
Change in net assets resulting from
 capital transactions.....................      179    5,689    1,163    1,963
                                           --------  -------  -------   ------
INCREASE (DECREASE) IN NET ASSETS.........      445    8,280    3,194    2,461
NET ASSETS AT BEGINNING OF YEAR...........    4,724    7,880    9,176    2,793
                                           --------  -------  -------   ------
NET ASSETS AT END OF YEAR................. $  5,169  $16,160  $12,370   $5,254
                                           ========  =======  =======   ======
Net asset value per unit at end of year... $  11.90  $ 20.08  $ 18.41   $12.84
                                           ========  =======  =======   ======
Units outstanding at end of year..........      434      805      672      409
                                           ========  =======  =======   ======

                                        SCUDDER
                                     VARIABLE LIFE
    FEDERATED INSURANCE SERIES         INVESTMENT
            PORTFOLIOS               FUND PORTFOLIO
------------------------------------ --------------
                             U.S.
      HIGH                GOVERNMENT
  INCOME BOND    UTILITY  SECURITIES
    FUND II      FUND II   FUND II        BOND       TOTAL
---------------- -------  ---------- -------------- -------
  $        51    $   33     $    7       $   26     $ 2,239
           51        69          4           (1)      4,433
           48       166          7           13       5,251
  -----------    ------     ------       ------     -------
          150       268         18           38      11,923
  -----------    ------     ------       ------     -------
          231       248         33          120      45,161
          (70)      (58)       (21)         (44)     (2,505)
          (79)      (71)       (20)         (43)     (5,705)
          (33)      (41)       (12)          (9)     (1,687)
        1,314       129        118           35        (249)
  -----------    ------     ------       ------     -------
        1,363       207         98           59      35,015
  -----------    ------     ------       ------     -------
        1,513       475        116           97      46,938
          572       891        169          450      49,526
  -----------    ------     ------       ------     -------
  $     2,085    $1,366     $  285       $  547     $96,464
  ===========    ======     ======       ======     =======
  $     14.67    $16.43     $12.23       $12.23
  ===========    ======     ======       ======
          142        83         23           45
  ===========    ======     ======       ======




                       See notes to financial statements.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                   FOR THE YEAR ENDED DECEMBER 31, 1996
               ($ AND UNITS IN THOUSANDS, EXCEPT VALUE PER UNIT)


                                          JANUS ASPEN SERIES PORTFOLIOS
                                  ----------------------------------------------
                                  FLEXIBLE                  AGGRESSIVE WORLDWIDE
                                   INCOME  BALANCED GROWTH    GROWTH    GROWTH
                                  -------- -------- ------  ---------- ---------
FROM OPERATIONS
Net investment income (loss)....   $   26   $   18  $   45    $    5    $   37
Net realized gains (losses).....       (9)      28     160       151       324
Change in unrealized gains
 (losses).......................       13       64     197      (107)      450
                                   ------   ------  ------    ------    ------
Change in net assets resulting
 from operations................       30      110     402        49       811
                                   ------   ------  ------    ------    ------
FROM CAPITAL TRANSACTIONS
Deposits........................       86      205     719     1,343     1,125
Payments on termination.........      --        (6)    (17)      (18)      (26)
Contract maintenance charges....      (23)     (65)   (215)     (348)     (316)
Loans--net......................      (28)     (69)    (38)      (56)      (81)
Transfers among the portfolios
 and with the Fixed Account--
 net............................      (98)   1,115   1,690     2,549     3,163
                                   ------   ------  ------    ------    ------
Change in net assets resulting
 from capital transactions......      (63)   1,180   2,139     3,470     3,865
                                   ------   ------  ------    ------    ------
INCREASE (DECREASE) IN NET
 ASSETS.........................      (33)   1,290   2,541     3,519     4,676
NET ASSETS AT BEGINNING OF YEAR.      461      272   1,253     1,395     1,678
                                   ------   ------  ------    ------    ------
NET ASSETS AT END OF YEAR.......   $  428   $1,562  $3,794    $4,914    $6,354
                                   ======   ======  ======    ======    ======
Net asset value per unit at end
 of year........................   $12.95   $13.94  $15.09    $15.76    $15.68
                                   ======   ======  ======    ======    ======
Units outstanding at end of
 year...........................       33      112     251       312       405
                                   ======   ======  ======    ======    ======

                                                     FIDELITY'S VARIABLE
                                                      INSURANCE PRODUCTS
     IAI RETIREMENT FUNDS, INC. PORTFOLIOS            FUND II PORTFOLIOS
---------------------------------------------------  -----------------------
                                                      ASSET
      REGIONAL           RESERVE        BALANCED     MANAGER     CONTRAFUND
---------------------  ------------   -------------  ---------   -----------
 $                 47  $          5    $          2  $      78     $      (4)
                   62           --                2         27            41
                    6           --               13        143           109
---------------------  ------------    ------------  ---------     ---------
                  115             5              17        248           146
---------------------  ------------    ------------  ---------     ---------
                  343            13              51        662           102
                   (7)           (1)             (1)       (25)          --
                 (105)           (4)            (15)      (162)          (29)
                  (19)           (1)            --         (33)          (19)
                  677           (31)            115        387         1,224
---------------------  ------------    ------------  ---------     ---------
                  889           (24)            150        829         1,278
---------------------  ------------    ------------  ---------     ---------
                1,004           (19)            167      1,077         1,424
                  639           130              70      1,327           --
---------------------  ------------    ------------  ---------     ---------
 $              1,643  $        111    $        237  $   2,404     $   1,424
=====================  ============    ============  =========     =========
 $              15.55  $      11.05    $      12.78  $   12.09     $   11.20
=====================  ============    ============  =========     =========
                  106            10              19        199           127
=====================  ============    ============  =========     =========




                       See notes to financial statements.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1996
               ($ AND UNITS IN THOUSANDS, EXCEPT VALUE PER UNIT)

                                              FIDELITY'S VARIABLE INSURANCE
                                                        PRODUCTS
                                                     FUND PORTFOLIOS
                                             ----------------------------------


                                              MONEY    EQUITY
                                              MARKET   INCOME  GROWTH  OVERSEAS
                                             --------  ------  ------  --------
FROM OPERATIONS
Net investment income (loss)................ $    155  $  110  $  244   $   26
Net realized gains (losses).................      --      159      80       19
Change in unrealized gains (losses).........      --      381     367      206
                                             --------  ------  ------   ------
Change in net assets resulting from
 operations.................................      155     650     691      251
                                             --------  ------  ------   ------
FROM CAPITAL TRANSACTIONS
Deposits....................................   24,379   1,399     875      413
Payments on termination.....................      (36)    (75)    (68)     (40)
Contract maintenance charges................     (522)   (385)   (545)    (162)
Loans--net..................................     (591)    (83)   (214)     (34)
Transfers among the portfolios and with the
 Fixed Account--net.........................  (21,432)  3,844   4,847      976
                                             --------  ------  ------   ------
Change in net assets resulting from capital
 transactions...............................    1,798   4,700   4,895    1,153
                                             --------  ------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...........    1,953   5,350   5,586    1,404
NET ASSETS AT BEGINNING OF YEAR.............    2,771   2,530   3,590    1,389
                                             --------  ------  ------   ------
NET ASSETS AT END OF YEAR................... $  4,724  $7,880  $9,176   $2,793
                                             ========  ======  ======   ======
Net asset value per unit at end of year..... $  11.36  $15.79  $15.02   $11.59
                                             ========  ======  ======   ======
Units outstanding at end of year............      416     499     611      241
                                             ========  ======  ======   ======

                                         SCUDDER
                                      VARIABLE LIFE
    FEDERATED INSURANCE SERIES          INVESTMENT
            PORTFOLIOS                FUND PORTFOLIO
------------------------------------- --------------
                              U.S.
                           GOVERNMENT
HIGH INCOME BOND  UTILITY  SECURITIES
    FUND II       FUND II   FUND II        BOND       TOTAL
----------------  -------  ---------- -------------- -------
$        45       $   24     $    8       $   26     $   897
          5           55         (1)         (22)      1,081
         22           21          1            7       1,893
-----------       ------     ------       ------     -------
         72          100          8           11       3,871
-----------       ------     ------       ------     -------
         96          127         24           84      32,046
         (1)          (8)        (3)         --         (332)
        (32)         (50)       (11)         (28)     (3,017)
        (39)         (21)        (4)         (19)     (1,349)
          7          406        100          234        (227)
-----------       ------     ------       ------     -------
         31          454        106          271      27,121
-----------       ------     ------       ------     -------
        103          554        114          282      30,992
        469          337         55          168      18,534
-----------       ------     ------       ------     -------
$       572       $  891     $  169       $  450     $49,526
===========       ======     ======       ======     =======
$     12.98       $13.07     $11.37       $11.29
===========       ======     ======       ======
         44           68         15           40
===========       ======     ======       ======


                       See notes to financial statements.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1995
               ($ AND UNITS IN THOUSANDS, EXCEPT VALUE PER UNIT)


                                          JANUS ASPEN SERIES PORTFOLIOS
                                  ----------------------------------------------
                                  FLEXIBLE                  AGGRESSIVE WORLDWIDE
                                   INCOME  BALANCED GROWTH    GROWTH    GROWTH
                                  -------- -------- ------  ---------- ---------
FROM OPERATIONS
Net investment income (loss)....   $   14   $    3  $   20    $   10    $   (2)
Net realized gains (losses).....       10        6     (26)       21        13
Change in unrealized gains
 (losses).......................        7       38     171       197       244
                                   ------   ------  ------    ------    ------
Change in net assets resulting
 from operations................       31       47     165       228       255
                                   ------   ------  ------    ------    ------
FROM CAPITAL TRANSACTIONS
Deposits........................       11       56     284       406       388
Payments on termination.........      --        (1)     (2)       (5)       (5)
Contract maintenance charges....      (11)     (15)    (68)     (105)      (94)
Loans--net......................      --        (2)     (7)      (32)      (47)
Transfers among the portfolios
 and with the Fixed Account--
 net............................      389       82     265       775       813
                                   ------   ------  ------    ------    ------
Change in net assets resulting
 from capital transactions......      389      120     472     1,039     1,055
                                   ------   ------  ------    ------    ------
INCREASE (DECREASE) IN NET
 ASSETS.........................      420      167     637     1,267     1,310
NET ASSETS AT BEGINNING OF YEAR.       41      105     616       128       368
                                   ------   ------  ------    ------    ------
NET ASSETS AT END OF YEAR.......   $  461   $  272  $1,253    $1,395    $1,678
                                   ======   ======  ======    ======    ======
Net asset value per unit at end
 of year........................   $11.95   $12.08  $12.83    $14.70    $12.24
                                   ======   ======  ======    ======    ======
Units outstanding at end of
 year...........................       39       22      98        95       137
                                   ======   ======  ======    ======    ======

                                      FIDELITY'S
                                       VARIABLE
                                       INSURANCE
   IAI RETIREMENT FUNDS, INC.          PRODUCTS
           PORTFOLIOS              FUND II PORTFOLIO
---------------------------------- -----------------
                                         ASSET
    REGIONAL     RESERVE  BALANCED      MANAGER
---------------- -------  -------- -----------------
 $           (3) $    3    $  --        $    2
              4     --          1            9
            101     --          4          138
 --------------  ------    ------       ------
            102       3         5          149
 --------------  ------    ------       ------
            131       4        27          400
             (3)    --        --            (9)
            (35)     (2)       (7)         (87)
             (8)    (23)      --             5
            335     129        23          420
 --------------  ------    ------       ------
            420     108        43          729
 --------------  ------    ------       ------
            522     111        48          878
            117      19        22          449
 --------------  ------    ------       ------
 $          639  $  130    $   70       $1,327
 ==============  ======    ======       ======
 $        13.99  $10.60    $11.72       $10.63
 ==============  ======    ======       ======
             46      12         6          125
 ==============  ======    ======       ======




                       See notes to financial statements.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1995
               ($ AND UNITS IN THOUSANDS, EXCEPT VALUE PER UNIT)


                                               FIDELITY'S VARIABLE INSURANCE
                                                         PRODUCTS
                                                      FUND PORTFOLIOS
                                               --------------------------------

                                               MONEY   EQUITY
                                               MARKET  INCOME  GROWTH  OVERSEAS
                                               ------  ------  ------  --------
FROM OPERATIONS
Net investment income (loss).................. $   81  $   48  $   (9)  $   (5)
Net realized gains (losses)...................    --       60      53       28
Change in unrealized gains (losses)...........    --      275     332       57
                                               ------  ------  ------   ------
Change in net assets resulting from
 operations...................................     81     383     376       80
                                               ------  ------  ------   ------
FROM CAPITAL TRANSACTIONS
Deposits...................................... 10,496     473     484      210
Payments on termination.......................     (6)     (3)    (12)      (1)
Contract maintenance charges..................   (397)   (115)   (160)     (75)
Loans--net....................................   (203)    (23)    (78)      12
Transfers among the portfolios and with the
 Fixed Account--net........................... (8,380)  1,461   2,163    1,101
                                               ------  ------  ------   ------
Change in net assets resulting from capital
 transactions.................................  1,510   1,793   2,397    1,247
                                               ------  ------  ------   ------
INCREASE (DECREASE) IN NET ASSETS.............  1,591   2,176   2,773    1,327
NET ASSETS AT BEGINNING OF YEAR...............  1,180     354     817       62
                                               ------  ------  ------   ------
NET ASSETS AT END OF YEAR..................... $2,771  $2,530  $3,590   $1,389
                                               ======  ======  ======   ======
Net asset value per unit at end of year....... $10.85  $13.91  $13.18   $10.31
                                               ======  ======  ======   ======
Units outstanding at end of year..............    255     182     272      135
                                               ======  ======  ======   ======

                                        SCUDDER
                                     VARIABLE LIFE
    FEDERATED INSURANCE SERIES         INVESTMENT
            PORTFOLIOS               FUND PORTFOLIO
------------------------------------ --------------
 CORPORATE BOND  UTILITY  GOVERNMENT
      FUND        FUND    BOND FUND       BOND       TOTAL
---------------- -------  ---------- -------------- -------
$          28    $    6     $    2       $    6     $   204
            7       --         --             1         187
           23        33          1           10       1,631
-------------    ------     ------       ------     -------
           58        39          3           17       2,022
-------------    ------     ------       ------     -------
           28        78         18           38      13,532
           (1)       (1)       --           --          (49)
          (12)      (17)        (4)         (12)     (1,216)
          --         (1)       --             7        (400)
          185       184        (33)          79          (9)
-------------    ------     ------       ------     -------
          200       243        (19)         112      11,858
-------------    ------     ------       ------     -------
          258       282        (16)         129      13,880
          211        55         71           39       4,654
-------------    ------     ------       ------     -------
$         469    $  337     $   55       $  168     $18,534
=============    ======     ======       ======     =======
$       11.44    $11.80     $10.99       $11.06
=============    ======     ======       ======
           41        29          5           15
=============    ======     ======       ======




                       See notes to financial statements.

                  LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                      THREE YEARS ENDED DECEMBER 31, 1997

1. ORGANIZATION

Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Invest-ment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Com-pany ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Compa-ny, which is wholly owned by The Allstate Corporation.

Lincoln Benefit writes certain life policies, the proceeds of which are in-vested at the direction of the policyholder. Policyholders primarily invest in units of the portfolios comprising the Account, for which they bear all of the investment risk, but may also invest in the general account of Lincoln Benefit (the "Fixed Account"). The Fixed Account option is not available in all states. The Account is divided into 18 subaccounts. Each subaccount invests solely in the shares of one of the following portfolios: the Flexible Income, Balanced, Growth, Aggressive Growth, and Worldwide Growth portfolios of Janus Aspen Series; the Regional, Reserve, and Balanced portfolios of IAI Retirement Funds, Inc.; the Asset Manager and Contrafund (added May 1,1996) portfolios of Fidelity's Variable Insurance Products Fund II; the Money Market, Equity In-come, Growth, and Overseas portfolios of Fidelity's Variable Insurance Prod-ucts Fund; the High Income Bond Fund II, Utility Fund II, and U.S. Government Securities Fund II portfolios of Federated Insurance Series; and the Bond portfolio of Scudder Variable Life Investment Fund (collectively the "Funds").

Effective January 1, 1996, the name of the funds in the Federated Insurance Series Portfolios were changed from Corporate Bond Fund, Utility Fund, and Government Bond Fund to High Income Bond Fund II, Utility Fund II and U.S. Government Securities Fund II, respectively. While certain of the investment policies of the portfolios have changed, the overall investment strategy of these funds has remained the same.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments--Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

Recognition of Investment Income--Investment income consists of dividends de-clared by the Funds and is recognized on the date of record.

Realized Gains and Losses--Realized gains and losses represent the difference between the proceeds from sales of shares by the Account and the cost of such shares, which is determined on a weighted average basis.

Policyholder Account Activity--Account activity is reflected in individual policyholder accounts on a daily basis.

Federal Income Taxes--The Account is intended to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the opera-tions of the Account are included with and taxed as a part of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. Under current law, no federal income taxes are payable by the Account.

Account Value--Certain calculations that could be made in the financial state-ments may differ from published amounts due to the truncation of actual Ac-count values.

3. POLICY CHARGES AND DEDUCTIONS

Upon receipt of each premium payment and before allocation to the policy val-ue, Lincoln Benefit deducts 2.5% of the premium to pay state premium taxes. This deduction represents an amount Lincoln Benefit considers necessary to pay all premium taxes imposed by states and their subdivisions.

Lincoln Benefit deducts a contract maintenance charge which is equal to (i) the cost of insurance for the policy, including riders, plus (ii) a monthly administration charge of $5. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the issuance of a policy, the cost of insurance for the policy, any optional benefits added by rider and certain administrative expenses.

Lincoln Benefit assumes certain mortality and expense risks related to the op-erations of the Account and deducts charges daily at a rate equal to .70% per annum of the daily net assets of the Account. Lincoln Benefit guarantees that the rate of this charge will not exceed .90%.

                LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

An annual administrative expense charge of .20% of the policy value is as-sessed on each policy anniversary during the first twelve policy years. This charge is designed to cover expenses related to the maintenance of the policy and the Account and other administrative expenses.

Lincoln Benefit may assess other charges to the policyholder related to sur-renders, partial withdrawals and transfers between the portfolios and/or the fixed account.

4. FINANCIAL INSTRUMENTS

The investments of the Account are carried at fair value, based on quoted mar-ket prices.

                LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

5. UNITS ISSUED AND REDEEMED

Units issued and redeemed by the Account were as follows:

(Units in thousands)

                                        JANUS ASPEN SERIES PORTFOLIOS
                               ------------------------------------------------
                               FLEXIBLE                   AGGRESSIVE WORLDWIDE
                                INCOME  BALANCED  GROWTH    GROWTH     GROWTH
                               -------- -------- -------- ---------- ----------
Units Outstanding at January
 1, 1995......................      4       11       62        11         38
Unit Activity during 1995:
  Issued......................     55       22       97       124        141
  Redeemed....................    (20)     (11)     (61)      (40)       (42)
                                 ----     ----     ----      ----      -----
Units Outstanding at December
 31, 1995                          39       22       98        95        137
Unit Activity during 1996:
  Issued......................    266      131      481       463        546
  Redeemed....................   (272)     (41)    (328)     (246)      (278)
                                 ----     ----     ----      ----      -----
Units Outstanding at December
 31, 1996.....................     33      112      251       312        405
Unit Activity during 1997:
  Issued......................    109      245      701       877      1,410
  Redeemed....................    (80)    (151)    (458)     (679)      (938)
                                 ----     ----     ----      ----      -----
Units Outstanding at December
 31, 1997.....................     62      206      494       510        877
                                 ====     ====     ====      ====      =====
                                                           FIDELITY'S VARIABLE
                               IAI RETIREMENT FUNDS, INC.  INSURANCE PRODUCTS
                                       PORTFOLIOS          FUND II PORTFOLIOS
                               -------------------------- ---------------------
                                                            ASSET
                               REGIONAL RESERVE  BALANCED  MANAGER   CONTRAFUND
                               -------- -------- -------- ---------- ----------
Units Outstanding at January
 1, 1995......................     11        2        2        49        --
Unit Activity during 1995:
  Issued......................     41       22        6       142        --
  Redeemed....................     (6)     (12)      (2)      (66)       --
                                 ----     ----     ----      ----      -----
Units Outstanding at December
 31, 1995                          46       12        6       125        --
Unit Activity during 1996:
  Issued......................    188       18       18       139        339
  Redeemed....................   (128)     (20)      (5)      (65)      (212)
                                 ----     ----     ----      ----      -----
Units Outstanding at December
 31, 1996.....................    106       10       19       199        127
Unit Activity during 1997:
  Issued......................    105       12       20       329        853
  Redeemed....................    (57)      (5)     (13)     (260)      (480)
                                 ----     ----     ----      ----      -----
Units Outstanding at December
 31, 1997.....................    154       17       26       268        500
                                 ====     ====     ====      ====      =====

                LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

5. UNITS ISSUED AND REDEEMED (CONTINUED)

                         FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND PORTFOLIOS
                         ----------------------------------------------------------------
                                             EQUITY
                          MONEY MARKET       INCOME          GROWTH           OVERSEAS
                         --------------    -----------    -------------    --------------
Units Outstanding at
 January 1, 1995........             114             34               83            7
Unit Activity during
 1995:
  Issued................           1,899            300              440          377
  Redeemed..............          (1,758)          (152)            (251)        (249)
                           -------------    -----------     ------------       ------
Units Outstanding at
 December 31, 1995......             255            182              272          135
Unit Activity during
 1996:
  Issued................           5,081            611            1,264          421
  Redeemed..............          (4,920)          (294)            (925)        (315)
                           -------------    -----------     ------------       ------
Units Outstanding at
 December 31, 1996......             416            499              611          241
Unit Activity during
 1997:
  Issued................           8,900            798              647        1,721
  Redeemed..............          (8,882)          (492)            (586)      (1,553)
                           -------------    -----------     ------------       ------
Units Outstanding at
 December 31, 1997......             434            805              672          409
                           =============    ===========     ============       ======
                                                                              SCUDDER
                                                                           VARIABLE LIFE
                                                                             INVESTMENT
                          FEDERATED INSURANCE SERIES PORTFOLIOS            FUND PORTFOLIO
                         ----------------------------------------------    --------------
                                                              U.S.
                              HIGH                         GOVERNMENT
                          INCOME BOND       UTILITY        SECURITIES
                            FUND II         FUND II          FUND II            BOND
                         --------------    -----------    -------------    --------------
Units Outstanding at
 January 1, 1995........              22              6                7            4
Unit Activity during
 1995:
  Issued................              61             31                6           28
  Redeemed..............             (42)            (8)              (8)         (17)
                           -------------    -----------     ------------       ------     ---
Units Outstanding at
 December 31, 1995......              41             29                5           15
Unit Activity during
 1996:
  Issued................             271            161               26          110
  Redeemed..............            (268)          (122)             (16)         (85)
                           -------------    -----------     ------------       ------
Units Outstanding at
 December 31, 1996......              44             68               15           40
Unit Activity during
 1997:
  Issued................             265             65               30           55
  Redeemed..............            (167)           (50)             (22)         (50)
                           -------------    -----------     ------------       ------
Units Outstanding at
 December 31, 1997......             142             83               23           45
                           =============    ===========     ============       ======

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying consolidated statements of financial position of Lincoln Benefit Life Company and subsidiary (wholly owned by Allstate Life Insurance Company) as of December 31, 1997 and 1996, and the related consoli-dated statements of operations, shareholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsi-bility is to express an opinion on these financial statements based on our au-dits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company and subsidiary as of December 31, 1997 and 1996, and the results of their opera-tions and their cash flows for each of the three years in the period ended De-cember 31, 1997 in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The accompanying supple-mental schedule is presented for the purpose of additional analysis and is not a required part of the basic consolidated financial statements. This schedule is the responsibility of the Company's management. Such schedule has been sub-jected to the auditing procedures applied in our audits of the basic consoli-dated financial statements and, in our opinion, is fairly stated in all mate-rial respects when considered in relation to the basic consolidated financial statements taken as a whole.

/s/  Deloitte & Touche LLP

Lincoln, Nebraska
March 20, 1998

                          LINCOLN BENEFIT LIFE COMPANY

                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                              DECEMBER 31,
                                                          ---------------------
                                                             1997       1996
                                                          ---------- ----------
                                                            ($ IN THOUSANDS)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $141,553 and $134,866)................................ $  147,911 $  137,638
  Investment in home office real estate..................      2,574      2,797
  Short-term.............................................      1,020      1,861
                                                          ---------- ----------
    Total investments....................................    151,505    142,296
Reinsurance recoverable from Allstate Life Insurance
 Company.................................................  6,732,755  6,544,750
Reinsurance recoverable from third parties...............    127,182    115,965
Receivable from Allstate Life Insurance Company and
 affiliates, net.........................................     14,481     19,923
Cash.....................................................      4,220      7,412
Other assets.............................................     29,402     22,275
Separate Accounts........................................    447,658    255,881
                                                          ---------- ----------
    Total assets......................................... $7,507,203 $7,108,502
                                                          ========== ==========
LIABILITIES
Reserve for life-contingent contract benefits............ $  252,195 $  239,449
Contractholder funds.....................................  6,607,130  6,422,126
Income taxes payable.....................................      1,128        923
Deferred income taxes....................................      4,149      3,480
Other liabilities and accrued expenses...................     43,609     44,482
Separate Accounts........................................    447,658    255,881
                                                          ---------- ----------
    Total liabilities....................................  7,355,869  6,966,341
                                                          ---------- ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)
SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized,
 25,000 issued and outstanding...........................      2,500      2,500
Additional capital paid-in...............................    116,750    116,750
Unrealized net capital gains.............................      4,132      1,801
Retained income..........................................     27,952     21,110
                                                          ---------- ----------
    Total shareholder's equity...........................    151,334    142,161
                                                          ---------- ----------
    Total liabilities and shareholder's equity........... $7,507,203 $7,108,502
                                                          ========== ==========



                See notes to consolidated financial statements.

                          LINCOLN BENEFIT LIFE COMPANY

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                           YEAR ENDED DECEMBER
                                                                   31,
                                                          ---------------------
                                                           1997    1996   1995
                                                          ------- ------ ------
                                                            ($ IN THOUSANDS)
REVENUES
Net investment income.................................... $10,789 $9,951 $8,796
Realized capital gains and losses........................      17      6    258
                                                          ------- ------ ------
                                                           10,806  9,957  9,054
COSTS AND EXPENSES
Provision for policy benefits (net of reinsurance
 recoveries of $464,154, $419,936 and $375,662)..........     --     465    462
Operating costs and expenses.............................     219    889    754
                                                          ------- ------ ------
                                                              219  1,354  1,216
                                                          ------- ------ ------
INCOME BEFORE INCOME TAX EXPENSE.........................  10,587  8,603  7,838
INCOME TAX EXPENSE.......................................   3,735  3,020  2,745
                                                          ------- ------ ------
NET INCOME............................................... $ 6,852 $5,583 $5,093
                                                          ======= ====== ======



                See notes to consolidated financial statements.

                          LINCOLN BENEFIT LIFE COMPANY

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                    YEAR ENDED DECEMBER 31,
                                                   ----------------------------
                                                     1997      1996      1995
                                                   --------  --------  --------
                                                        ($ IN THOUSANDS)
COMMON STOCK                                       $  2,500  $  2,500  $  2,500
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year........................  116,750   116,750    96,750
Capital contribution..............................      --        --     20,000
                                                   --------  --------  --------
Balance, end of year..............................  116,750   116,750   116,750
                                                   --------  --------  --------
UNREALIZED NET CAPITAL GAINS
Balance, beginning of year........................    1,801     4,998    (2,630)
Net change........................................    2,331    (3,197)    7,628
                                                   --------  --------  --------
Balance, end of year..............................    4,132     1,801     4,998
                                                   --------  --------  --------
RETAINED INCOME
Balance, beginning of year........................   21,110    18,060    12,967
Dividend-in-kind..................................      (10)   (2,533)      --
Net income........................................    6,852     5,583     5,093
                                                   --------  --------  --------
Balance, end of year..............................   27,952    21,110    18,060
                                                   --------  --------  --------
  Total shareholder's equity...................... $151,334  $142,161  $142,308
                                                   ========  ========  ========



                See notes to consolidated financial statements.

                          LINCOLN BENEFIT LIFE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                    YEAR ENDED DECEMBER 31,
                                                  -----------------------------
                                                    1997      1996      1995
                                                  --------  --------  ---------
                                                       ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income......................................  $  6,852  $  5,583  $   5,093
Adjustments to reconcile net income to net cash
 provided by (used in) operating activities.....
  Depreciation, amortization and other non-cash
   items........................................        20        50         96
  Realized capital gains and losses.............       (17)       (6)      (258)
  Increase (decrease) in life-contingent
   contract benefits and contractholder funds...       427    (4,918)      (130)
  Change in deferred income taxes...............      (586)      (62)      (156)
  Changes in other operating assets and
   liabilities..................................    (4,261)   11,083     (5,940)
                                                  --------  --------  ---------
    Net cash provided by (used in) operating
     activities.................................     2,435    11,730     (1,295)
                                                  --------  --------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
  Fixed income securities.......................       --        --       5,633
  Equity securities.............................       --        --     108,255
Investment collections
  Fixed income securities.......................    11,980     8,759     13,769
Investment purchases
  Fixed income securities.......................   (18,307)  (17,570)   (34,372)
  Equity securities.............................       --        --    (108,255)
  Real estate...................................      (140)     (405)      (644)
Change in short-term investments, net...........       840     4,489     (2,920)
Change in policy loans, net.....................       --        --          24
                                                  --------  --------  ---------
    Net cash used in investing activities.......    (5,627)   (4,727)   (18,510)
                                                  --------  --------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution............................       --        --      20,000
                                                  --------  --------  ---------
    Net cash provided by financing activities...       --        --      20,000
                                                  --------  --------  ---------
NET (DECREASE) INCREASE IN CASH.................    (3,192)    7,003        195
CASH AT BEGINNING OF YEAR.......................     7,412       409        214
                                                  --------  --------  ---------
CASH AT END OF YEAR.............................  $  4,220  $  7,412  $     409
                                                  ========  ========  =========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Noncash financing activity:
  Dividend-in-kind to Allstate Life Insurance
   Company......................................  $    (10) $ (2,533) $     --
                                                  ========  ========  =========


                See notes to consolidated financial statements.

                         LINCOLN BENEFIT LIFE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                               ($ IN THOUSANDS)

1. GENERAL

Basis of presentation

The accompanying consolidated financial statements include the accounts of Lincoln Benefit Life Company (the "Company") and its wholly owned subsidiary, Lincoln Benefit Financial Services, Inc. ("LBFS") a registered broker-dealer. The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% owner-ship in the Corporation to Sears common shareholders through a tax-free divi-dend (the "Distribution"). These consolidated financial statements have been prepared in conformity with generally accepted accounting principles. All sig-nificant intercompany accounts and transactions have been eliminated.

To conform with the 1997 presentation, certain amounts in the prior years' fi-nancial statements and notes have been reclassified.

Nature of operations

The Company markets a broad line of life insurance and annuity products coun-trywide. Life insurance policies include traditional products such as whole life and term life insurance, as well as variable life, universal life and other interest-sensitive life products. Annuities include deferred annuities, such as variable annuities and fixed rate single and flexible premium annui-ties, and immediate annuities. The Company distributes its products primarily through independent agents and brokers specializing in life insurance and an-nuities.

Annuity contracts and life insurance policies issued by the Company are sub-ject to discretionary withdrawal or surrender by the customers, subject to ap-plicable surrender charges. These policies and contracts are reinsured primar-ily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses. In order to support competitive crediting rates and limit interest rate risk, ALIC as the Company's primary reinsurer adheres to a basic philosophy of matching assets with related liabilities, while maintaining adequate liquidity and a prudent and diversified level of credit risk.

The Company monitors economic and regulatory developments which have the po-tential to impact its business. There continues to be new and proposed federal and state regulation and legislation which would allow banks greater partici-pation in the securities and insurance businesses, which will present an in-creased level of competition for sales of the Company's life and annuity prod-ucts. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Enacted and pending state legislation to permit mutual insurance companies to covert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry compe-tition through consolidation caused by mergers and acquisitions related to the new corporate form of business; (2) increasing competition in capital markets; and (3) reopening stock/mutual company disagreements related to such issues as taxation disparity between mutual and stock insurance companies.

The Company is authorized to sell life and annuity products in all states ex-cept New York, as well as in the District of Columbia, Guam and the U.S. Vir-gin Islands. The top geographic locations for statutory premiums earned by the Company are California, Florida, Illinois, Virginia and Wisconsin for the year ended December 31, 1997. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and contract charges are ceded to ALIC under reinsurance agreements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments

Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between am-ortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

                       LINCOLN BENEFIT LIFE COMPANY

                             ($ IN THOUSANDS)


Short-term investments are carried at cost which approximates fair value. Real estate represents property owned and occupied by the Company, and is carried at depreciated cost.

Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgaged-backed securities is determined on the effective yield method, based on the estimated principal repayments. Ac-crual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

Reinsurance

The Company has reinsurance agreements whereby all premiums, contract charges, credited interest, policy benefits and certain expenses are primarily ceded to ALIC and reflected net of such cessions in the statements of operations. The amounts shown in the Company's statements of operations relate to the consoli-dated investment of those assets of the Company that are not transferred to ALIC under reinsurance agreements. Reinsurance recoverable and the related re-serve for life-contingent contract benefits and contractholder funds are re-ported separately in the statements of financial position. The Company contin-ues to have primary liability as the direct insurer for risks reinsured.

Recognition of premium revenues and contract charges

Premiums for traditional life insurance are recognized as revenue when due. Accident and disability premiums are earned on a pro rata basis over the pol-icy period. Revenues on interest-sensitive life insurance policies are com-prised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on most annuities, which are con-sidered investment contracts, include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balances. Gross premium in excess of the net premium of limited payment contracts are deferred and recognized over the contract peri-od.

Income taxes

The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes also arise from unrealized capital gains or losses on fixed income securities carried at fair value.

Separate Accounts

The Company issues flexible premium deferred variable annuity contracts and flexible premium variable life policies, the assets and liabilities of which are legally segregated and reflected in the accompanying consolidated state-ments of financial position as assets and liabilities of the Separate Ac-counts. (Lincoln Benefit Life Variable Annuity Account and Lincoln Benefit Life Variable Life Account, unit investment trusts registered with the Securi-ties and Exchange Commission.) Assets of the Separate Accounts are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the policy and contractholders and, therefore, are not included in the Company's consolidated statements of opera-tions. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administration fees and mortality and expense risk charges, all of which are ceded to ALIC.

Reserve for life-contingent contract benefits

The reserve for life-contingent contract benefits, which relates to tradi-tional life, annuities with life contingencies, and disability insurance and accident insurance, is computed on the basis of assumptions as to future in-vestment yields, mortality, morbidity, terminations and expenses. These as-sumptions, which for traditional life are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Re-serve interest rates ranged from 4.0% to 8.75% during 1997.

Contractholder funds

Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most annuities and universal life policies. Payments received are recorded as interest-bear-ing liabilities. Contractholder funds are equal to deposits received and in-terest credited to the benefit of the contractholder less withdrawals, mortal-ity charges and administrative expenses. During 1997, credited interest rates on contractholder funds

                       LINCOLN BENEFIT LIFE COMPANY

                             ($ IN THOUSANDS)

ranged from 5.0% to 8.75% for those contracts with fixed interest rates and from 4.0% to 14.0% for those contracts with flexible rates.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

Reinsurance

The Company previously reinsured all of its annuities and approximately one third of its life insurance with ALIC. Effective December 31, 1996, the rein-surance treaty with ALIC was amended to also include a paid up block of life business which was previously retained by the Company. The reinsurance premium related to the transfer was $8,255 on a statutory accounting basis and $5,712 based upon generally accepted accounting principles, creating a dividend-in-kind of $2,543. The premium is equal to the sum of the aggregate policy re-serves and policyholder dividend accumulations on this block of business as of December 31, 1996. The policy loans and accrued interest relating to this block of business totaled $554 and were also ceded to ALIC as of December 31, 1996, creating a non-cash financing transaction.

Premiums and contract charges ceded to ALIC were $34,834 and $87,061 in 1997, $48,111 and $73,659 in 1996, and $56,008 and $44,655 in 1995. Credited inter-
est, policy benefits and expenses ceded to ALIC amounted to $533,369, $496,735 and $466,508 in 1997, 1996, and 1995. Investment income earned on the assets which support contractholder funds is not included in the Company's consoli-dated financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

Business operations

The Company utilizes services and business facilities owned or leased, and op-erated by AIC in conducting its business activities. The Company reimburses AIC for the operating expenses incurred by AIC on behalf of the Company. The cost to the Company is determined by various allocation methods and is primar-ily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Com-pany were $34,947, $25,094 and $16,083 in 1997, 1996 and 1995, respectively.
All of these costs are ceded to ALIC under reinsurance agreements.

4. INVESTMENTS

Fair values

The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                           GROSS
                                                        UNREALIZED
                                            AMORTIZED ---------------    FAIR
                                              COST    GAINS  (LOSSES)   VALUE
                                            --------- ------ --------  --------
   AT DECEMBER 31, 1997
   --------------------
   U.S. government and agencies............ $ 14,598  $1,760 $   --    $ 16,358
   Corporate...............................   71,602   1,839    (297)    73,144
   Foreign government......................    3,040     229     --       3,269
   Mortgage-backed securities..............   52,313   2,845     (18)    55,140
                                            --------  ------ -------   --------
     Total fixed income securities......... $141,553  $6,673 $  (315)  $147,911
                                            ========  ====== =======   ========
   AT DECEMBER 31, 1996
   --------------------
   U.S. government and agencies............ $ 16,960  $  780 $   (25)  $ 17,715
   Corporate...............................   55,778   1,178  (1,274)    55,682
   Foreign government......................    3,048     225     --       3,273
   Mortgage-backed securities..............   59,080   2,493    (605)    60,968
                                            --------  ------ -------   --------
     Total fixed income securities......... $134,866  $4,676 $(1,904)  $137,638
                                            ========  ====== =======   ========

                       LINCOLN BENEFIT LIFE COMPANY

                             ($ IN THOUSANDS)


Scheduled maturities

The scheduled maturities for fixed income securities at December 31, 1997 are as follows:

                                                             AMORTIZED   FAIR
                                                               COST     VALUE
                                                             --------- --------
      Due in one year or less............................... $    375  $    375
      Due after one year through five years.................   17,195    17,599
      Due after five years through ten years................   58,369    59,867
      Due after ten years...................................   13,301    14,930
                                                             --------  --------
                                                               89,240    92,771
      Mortgage-backed securities............................   52,313    55,140
                                                             --------  --------
        Total............................................... $141,553  $147,911
                                                             ========  ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

Net investment income

      YEAR ENDED DECEMBER 31,                              1997    1996   1995
      -----------------------                             ------- ------ ------
      Fixed income securities............................ $10,723 $9,825 $8,710
      Short-term investments.............................     160    215    177
      Other investments..................................      66     31     31
                                                          ------- ------ ------
        Investment income, before expense................  10,949 10,071  8,918
        Investment expense...............................     160    120    122
                                                          ------- ------ ------
        Net investment income............................ $10,789 $9,951 $8,796
                                                          ======= ====== ======

Realized capital gains

      YEAR ENDED DECEMBER 31,                                    1997 1996 1995
      -----------------------                                    ---- ---- ----
      Fixed income securities................................... $17  $ 6  $258
        Income tax expense......................................   6    2    90
                                                                 ---  ---  ----
      Realized capital gains and losses, after tax.............. $11  $ 4  $168
                                                                 ===  ===  ====

Gains of $251 were realized on sales of fixed income securities during 1995, excluding calls and prepayments.

Unrealized net capital gains

Unrealized net capital gains on fixed income securities included in sharehold-er's equity at December 31, 1997 are as follows:

                                              COST/AMORTIZED   FAIR   UNREALIZED
                                                   COST       VALUE   NET GAINS
                                              -------------- -------- ----------
      Fixed income securities................    $141,553    $147,911   $6,357
                                                 ========    ========
      Deferred income taxes..................                            2,225
                                                                        ------
      Unrealized net capital gains...........                           $4,132
                                                                        ======

Change in unrealized net capital gains and losses

      YEARS ENDED DECEMBER 31,                          1997   1996     1995
      ------------------------                         ------ -------  -------
      Fixed income securities......................... $3,585 $(4,918) $11,735
      Deferred income taxes...........................  1,254   1,721   (4,107)
                                                       ------ -------  -------
      Change in unrealized net capital gains and
       losses......................................... $2,331 $(3,197) $ 7,628
                                                       ====== =======  =======

                       LINCOLN BENEFIT LIFE COMPANY

                             ($ IN THOUSANDS)


Securities on deposit

At December 31, 1997, fixed income securities with a carrying value of $8,581 were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial as-sets and incurs various financial liabilities. The fair value estimates of fi-nancial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Poten-tial taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (includ-ing reinsurance recoverable) and liabilities (including deferred income taxes and reserve for life-contingent contract benefits) are not considered finan-cial instruments and are not carried at fair value. Other assets and liabili-ties considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. It is assumed that their carrying value approximates fair value.

Financial assets

The carrying value and fair value of financial assets at December 31, are as follows:

                                                  1997              1996
                                            ----------------- -----------------
                                            CARRYING   FAIR   CARRYING   FAIR
                                             VALUE    VALUE    VALUE    VALUE
                                            -------- -------- -------- --------
   Fixed income securities................. $147,911 $147,911 $137,638 $137,638
   Short-term investments..................    1,020    1,020    1,861    1,861
   Separate Accounts.......................  447,658  447,658  255,881  255,881

Fair values for fixed income securities are based on quoted market prices. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liq-uid investments with maturities of less than one year whose carrying value ap-proximates fair value. Separate Accounts assets are carried in the consoli-dated statements of financial position at fair value.

Financial liabilities

The carrying value and fair value of financial liabilities at December 31, are as follows:

                                           1997                  1996
                                   --------------------- ---------------------
                                    CARRYING              CARRYING
                                     VALUE    FAIR VALUE   VALUE    FAIR VALUE
                                   ---------- ---------- ---------- ----------
   Contractholder funds on
    investment contracts.......... $5,188,474 $4,941,732 $5,180,396 $4,921,842
   Separate Accounts..............    447,658    447,658    255,881    255,881

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of imme-diate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates cur-rently offered for contracts with similar terms and durations. Separate Ac-counts liabilities are carried at the fair value of the underlying assets.

6. INCOME TAXES

The Company joins the Corporation and its other eligible domestic subsidiaries in the filing of a consolidated federal income tax return (the "Allstate Group") and is party to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company paid to or received from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with ad-justments, as if the Company filed a separate return.

Prior to the Distribution, the Corporation and all of its eligible domestic subsidiaries, including the Company, joined with Sears and its domestic busi-ness units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Sears Tax Sharing Agreement").

                       LINCOLN BENEFIT LIFE COMPANY

                             ($ IN THOUSANDS)

Under the Sears Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of in-clusion of the Company in the consolidated federal income tax return. Effec-tively, this resulted in the Company's annual income tax provision being com-puted as if the Allstate Group filed a separate consolidated return, except that items such as net operating losses, capital losses or similar items, which might not be recognized in a separate return, were allocated according to the Sears Tax Sharing Agreement.

The Allstate Group and Sears Group have entered into an agreement which gov-erns their respective rights and obligations with respect to federal income taxes for all periods prior to the Distribution ("Consolidated Tax Years"). The agreement provides that all Consolidated Tax Years will continue to be governed by the Tax Sharing Agreement with respect to the Allstate Group's federal income tax liability.

The components of the deferred income tax assets and liabilities at December 31, are as follow:

                                                               1997     1996
                                                              -------  -------
      Deferred assets
        Separate accounts.................................... $   393  $   --
      Deferred liabilities
        Difference in tax bases of investments...............  (2,265)  (2,510)
        Unrealized net capital gains.........................  (2,225)    (970)
        Other................................................     (52)     --
                                                              -------  -------
      Total deferred tax liabilities.........................  (4,542)  (3,480)
                                                              -------  -------
        Net deferred tax liability........................... $(4,149) $(3,480)
                                                              =======  =======

The components of the income tax expense for the year ended at December 31, are as follow:

                                                          1997    1996    1995
                                                         ------  ------  ------
      Current........................................... $4,321  $3,082  $2,901
      Deferred..........................................   (586)    (62)   (156)
                                                         ------  ------  ------
        Total income tax expense........................ $3,735  $3,020  $2,745
                                                         ======  ======  ======

The Company paid income taxes of $4,116, $2,864 and $3,125 in 1997, 1996 and 1995, respectively, to ALIC.

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1997, approximately $340 will result in federal income taxes payable of $119 if distributed by the Com-pany to ALIC. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.

7. STATUTORY FINANCIAL INFORMATION

The following tables reconcile net income for the year ended December 31, and shareholder's equity at December 31, as reported herein in conformity with generally accepted accounting principles with statutory net income and capital and surplus, determined in accordance with statutory accounting practices pre-scribed or permitted by insurance regulatory authorities.

                                                              NET INCOME
                                                         ----------------------
                                                          1997    1996    1995
                                                         ------  ------  ------
      Balance per generally accounting principles....... $6,852  $5,583  $5,093
        Deferred income taxes...........................   (586)    (62)   (156)
        Statutory investment reserves...................     36      38     446
        Other...........................................    363       2     638
                                                         ------  ------  ------
      Balance per statutory accounting practices........ $6,665  $5,561  $6,021
                                                         ======  ======  ======

                       LINCOLN BENEFIT LIFE COMPANY

         NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONCLUDED)

                             ($ IN THOUSANDS)


                                                              SHAREHOLDER'S
                                                                 EQUITY
                                                            ------------------
                                                              1997      1996
                                                            --------  --------
      Balance per generally accounting principles.......... $151,334  $142,161
        Deferred income taxes..............................    4,149     3,480
        Unrealized gain/loss on fixed income securities....   (4,132)   (1,801)
        Non-admitted assets and statutory investment
         reserves..........................................  (15,994)  (14,838)
        Other..............................................    3,304     4,034
                                                            --------  --------
      Balance per statutory accounting practices........... $138,661  $133,036
                                                            ========  ========

Permitted statutory accounting practices

The Company prepares its statutory financial statements in accordance with ac-counting principles and practices prescribed or permitted by the Nebraska De-partment of Insurance. Prescribed statutory accounting practices include a va-riety of publications of the National Association of Insurance Commissioners, ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory ac-counting practices that have a material effect on statutory surplus or risk-based capital.

The NAIC has approved revised statutory accounting principles, as a result of the codification project to be effective January 1, 1999. Dates for adoption and implementation, however, will be determined on an individual state basis. The requirements are not expected to have a material impact on the statutory surplus of the Company.

Dividends

The ability of the Company to pay dividends is dependent on business condi-tions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by insurance companies without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1998 without prior approval of the Nebraska Department of Insurance is $6,665.

8. LEASE COMMITMENTS

The Company leases certain office facilities. Total rent expense for all leases was $1,274, $1,039 and $741 in 1997, 1996, and 1995, respectively. Min-
imum rental commitments under non-cancelable operating leases with a remaining term of more than one year as of December 31, are as follows:

                                                          1997
                                                         ------
             1998....................................... $1,370
             1999.......................................  1,170
             2000.......................................  1,095
             2001.......................................  1,080
             2002.......................................    542
             Thereafter.................................    --
                                                         ------
                                                         $5,257
                                                         ======

Included in the table above is $982 for commitments beyond 1998 which relate to a certain lease for office space. The Company has the option to cancel the agreement for office space subject to a cancellation charge of an amount equal to one year's rent.

                          LINCOLN BENEFIT LIFE COMPANY

                       SUPPLEMENTAL SCHEDULE--REINSURANCE

                                ($ IN THOUSANDS)

                                                   GROSS                  NET
YEAR ENDED DECEMBER 31, 1997                      AMOUNT       CEDED    AMOUNT
----------------------------                    ----------- ----------- -------
Life insurance in force........................ $72,754,000 $72,754,000 $   --
                                                =========== =========== =======
Premiums and contract charges:
  Life and annuities........................... $   299,838 $   299,838 $   --
                                                =========== =========== =======
                                                   GROSS                  NET
YEAR ENDED DECEMBER 31, 1996                      AMOUNT       CEDED    AMOUNT
----------------------------                    ----------- ----------- -------
Life insurance in force........................ $51,514,000 $51,514,000 $   --
                                                =========== =========== =======
Premiums and contract charges:
  Life and annuities........................... $   200,853 $   200,853 $   --
                                                =========== =========== =======
                                                   GROSS                  NET
YEAR ENDED DECEMBER 31, 1995                      AMOUNT       CEDED    AMOUNT
----------------------------                    ----------- ----------- -------
Life insurance in force........................ $28,215,000 $28,200,000 $15,000
                                                =========== =========== =======
Premiums and contract charges:
  Life and annuities........................... $   128,975 $   128,975 $   --
                                                =========== =========== =======

                                   APPENDIX

             ILLUSTRATIONS OF SURRENDER VALUES AND DEATH BENEFITS
The following tables illustrate how the Surrender Values and Death Benefits of a Policy change with the investment experience of the Portfolios. The tables show the Surrender Values and Death Benefits of a Policy issued to an Insured of a given age and underwriting risk classification who pays the specified an-nual premium would vary over time if the investments return on the assets held in the underlying Portfolio(s) was a uniform, gross after-tax annual rate of 0%, 6%, or 12%. The tables on pages A-2 through A-5 illustrate a Policy issued to a male, age 45, $150,000 face amount, under a preferred nonsmoker risk classification and Death Benefit Option 1.

The illustrations on pages A-2 and A-3 assume annual payment of $1,883, which is the Safety Net Premium (see Monthly Guarantee Premiums, page 9). Payment of this premium each year would guarantee death benefit coverage to age 65, re-gardless of investment performance, assuming no loans or withdrawals are tak-en.

The illustrations on page A-2 assume current charges and cost of insurance rates, while the illustrations on page A-3 assume maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The illustrations on page A-4 and A-5 assume annual payment of $2,935, which is the Lifetime Guarantee Premium (see "Monthly Guarantee Premiums," page 9). Payment of this premium each year would guarantee death benefit coverage for the Insured's lifetime, regardless of investment performance, assuming no loans or withdrawals are taken. The illustrations on page A-4 assume current charges and cost of insurance rates, while the illustrations on page A-5 as-sume maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The amounts shown for the Death Benefit, Policy Value and Surrender Value re-flect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return on the assets held in the Portfolios as a result of expenses paid by the Portfolios and charges levied against the Subaccounts. The values shown take into account the average daily investment advisory fees paid by the Portfolios, which is equivalent to an average annual rate of .35% of the average daily net assets of the Funds, and the average of other daily Portfolio expenses, which is equivalent to an average annual rate of .40% of the average daily net assets of the Funds. Also reflected is our daily charge to each Subaccount for assuming mortality and expense risks. The current charge is an annual rate of .70% of the average net assets of the Subaccounts. The mortality and expense risk charge is guaranteed never to exceed .90% of the average net assets. The illustrations also reflect the deduction from pre-mium payments for premium taxes, the monthly administrative fee of $5, and, for the first twelve policy years, the annual administrative charge of 0.2% of Policy value. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12%, "Assuming Current Costs" corre-spond to approximate net annual rates of -1.46%, 4.54%, and 10.54%, respec-tively. The illustrated gross annual investment rates of return of 0%, 6%, and 12%, "Assuming Guaranteed Costs" correspond to approximate net annual rates of return of -1.66%, 4.34% and 10.34%, respectively.

The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Separate Account, since we are not currently making this charge. However, this charge may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6%, and 12% by an amount sufficient to cover the tax charge in order to produce the Death Benefits, Policy Values and Surrender Values illustrated (see "Federal Tax Matters," page 18).

The tables illustrate the Policy Values, Surrender Values and Death Benefits that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to the Sepa-rate Account, and if no Policy loans are taken. The tables also assume that you have not requested an increase or decrease in the face amount of the Pol-icy and that no partial surrenders or transfers have been made.

Upon request, we will provide a comparable illustration based upon the pro-posed Insured's actual age, sex and underwriting classification, the face amount, death benefit option, the proposed amount and frequency of premium payments and any available riders requested.

                         LINCOLN BENEFIT LIFE COMPANY
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          HYPOTHETICAL ILLUSTRATIONS

                               Male issue age 45
               Face Amount                   Preferred Non-
               $150,000                      Smoker Class
               Annual Premium                Death Benefit
               $1,883                        Option 1
                        Current Cost of Insurance Rates

                                  DEATH BENEFIT
                         Assuming Hypothetical Gross and
                         Net Annual Investment Return of
          Policy          0% Gross  6% Gross  12% Gross
           Year          -1.46% Net 4.54% Net 10.54% Net
            1             150,000    150,000    150,000
            2             150,000    150,000    150,000
            3             150,000    150,000    150,000
            4             150,000    150,000    150,000
            5             150,000    150,000    150,000
            6             150,000    150,000    150,000
            7             150,000    150,000    150,000
            8             150,000    150,000    150,000
            9             150,000    150,000    150,000
            10            150,000    150,000    150,000
            15            150,000    150,000    150,000
            20 (age 65)   150,000    150,000    187,424
            30 (age 75)   150,000    150,000    255,483
            40 (age 85)      *       150,000    699,401
            54 (age 99)      *          *     2,655,579

                          POLICY VALUE                   SURRENDER VALUE
                   Assuming Hypothetical Gross
                    and Net Annual Investment    Assuming Hypothetical Gross and
                            Return of            Net Annual Investment Return of
  Policy          0% Gross  6% Gross  12% Gross   0% Gross  6% Gross  12% Gross
   Year          -1.46% Net 4.54% Net 10.54% Net -1.46% Net 4.54% Net 10.54% Net
    1               1,288     1,381       1,474         0        66         159
    2               2,525     2,792       3,070       986     1,253       1,532
    3               3,716     4,239       4,807     2,177     2,700       3,268
    4               4,862     5,723       6,697     3,323     4,184       5,158
    5               5,961     7,244       8,756     4,422     5,705       7,217
    6               7,020     8,811      11,011     5,558     7,349       9,549
    7               8,021    10,407      13,462     6,636     9,022      12,077
    8               8,970    12,039      16,137     7,739    10,808      14,906
    9               9,851    13,693      19,046     8,774    12,616      17,969
    10             10,663    15,369      22,214     9,894    14,599      21,445
    15             14,216    24,716      43,819    14,216    24,716      43,819
    20 (age 65)    16,037    35,225      79,452    16,037    35,225      79,452
    30 (age 75)     4,899    53,130     238,769     4,899    53,130     238,769
    40 (age 85)      *       48,608     666,097      *       48,608     666,097
    54 (age 99)      *          *     2,655,579      *          *     2,655,579

Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in dif-ferent amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different in-vestment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this as-sumed investment rate of return can be achieved for any one year or sustained over a period of time.

                       LINCOLN BENEFIT LIFE COMPANY

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        HYPOTHETICAL ILLUSTRATIONS

                            Male issue age 45

               Face Amount $150,000           Preferred Non-Smoker Class

               Annual Premium $1,883          Death Benefit Option 1

                    Guaranteed Cost of Insurance Rates

                                 DEATH BENEFIT
                        Assuming Hypothetical Gross and
                        Net Annual Investment Return of
           Policy        0% Gross  6% Gross  12% Gross
           Year         -1.66% Net 4.34% Net 10.34% Net
           1             150,000    150,000    150,000
           2             150,000    150,000    150,000
           3             150,000    150,000    150,000
           4             150,000    150,000    150,000
           5             150,000    150,000    150,000
           6             150,000    150,000    150,000
           7             150,000    150,000    150,000
           8             150,000    150,000    150,000
           9             150,000    150,000    150,000
           10            150,000    150,000    150,000
           15            150,000    150,000    150,000
           20 (age 65)   150,000    150,000    150,000
           30 (age 75)      *          *       183,785
           40 (age 85)      *          *       492,050
           54 (age 99)      *          *     1,765,928

                         POLICY VALUE                   SURRENDER VALUE
                Assuming Hypothetical Gross and Assuming Hypothetical Gross and
                Net Annual Investment Return of Net Annual Investment Return of
   Policy        0% Gross  6% Gross  12% Gross   0% Gross  6% Gross  12% Gross
   Year         -1.66% Net 4.34% Net 10.34% Net -1.66% Net 4.34% Net 10.34% Net
   1               1,238     1,329       1,421         0        14         106
   2               2,416     2,676       2,949       877     1,138       1,410
   3               3,533     4,040       4,591     1,994     2,501       3,052
   4               4,587     5,417       6,357     3,048     3,878       4,818
   5               5,575     6,804       8,257     4,036     5,265       6,718
   6               6,491     8,197      10,298     5,029     6,735       8,836
   7               7,328     9,587      12,489     5,943     8,202      11,104
   8               8,079    10,966      14,839     6,848     9,735      13,608
   9               8,735    12,325      17,356     7,658    11,247      16,279
   10              9,287    13,653      20,051     8,518    12,883      19,282
   15             10,262    19,601      37,002    10,262    19,601      37,002
   20 (age 65)     6,823    22,789      62,115     6,823    22,789      62,115
   30 (age 75)      *          *       171,762      *          *       171,762
   40 (age 85)      *          *       468,619      *          *       468,619
   54 (age 99)      *          *     1,765,928      *          *     1,765,928

Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in dif-ferent amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different in-vestment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this as-sumed investment rate of return can be achieved for any one year or sustained over a period of time.

                       LINCOLN BENEFIT LIFE COMPANY

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        HYPOTHETICAL ILLUSTRATIONS

                            Male issue age 45

               Face Amount                   Preferred Non-
               $150,000                      Smoker Class

               Annual Premium                Death Benefit
               $2,935                        Option 1


                     Current Cost of Insurance Rates

                                 DEATH BENEFIT
                        Assuming Hypothetical Gross and
                        Net Annual Investment Return of
           Policy        0% Gross  6% Gross  12% Gross
           Year         -1.46% Net 4.54% Net 10.54% Net
           1             150,000    150,000    150,000
           2             150,000    150,000    150,000
           3             150,000    150,000    150,000
           4             150,000    150,000    150,000
           5             150,000    150,000    150,000
           6             150,000    150,000    150,000
           7             150,000    150,000    150,000
           8             150,000    150,000    150,000
           9             150,000    150,000    150,000
           10            150,000    150,000    150,000
           15            150,000    150,000    150,000
           20 (age 65)   150,000    150,000    187,424
           30 (age 75)   150,000    150,000    489,523
           40 (age 85)   150,000    256,047  1,328,829
           54 (age 99)   150,000    490,347  5,027,345

                         POLICY VALUE                   SURRENDER VALUE
                Assuming Hypothetical Gross and Assuming Hypothetical Gross and
                Net Annual Investment Return of Net Annual Investment Return of
     Policy      0% Gross  6% Gross  12% Gross   0% Gross  6% Gross  12% Gross
      Year      -1.46% Net 4.54% Net 10.54% Net -1.46% Net 4.54% Net 10.54% Net
   1               2,299      2,454      2,609       760        915      1,070
   2               4,534      4,988      5,461     2,995      3,449      3,922
   3               6,711      7,612      8,589     5,173      6,073      7,050
   4               8,831     10,329     12,020     7,292      8,790     10,482
   5              10,892     13,143     15,788     9,353     11,604     14,249
   6              12,902     16,065     19,936    11,440     14,603     18,474
   7              14,845     19,084     24,489    13,460     17,700     23,104
   8              16,726     22,211     29,498    15,495     20,980     28,266
   9              18,532     25,436     34,999    17,455     24,359     33,922
   10             20,262     28,765     41,050    19,493     27,995     40,280
   15             28,378     47,887     82,903    28,378     47,887     82,903
   20 (age 65)    34,832     71,499    153,626    34,832     71,499    153,626
   30 (age 75)    35,357    137,033    457,498    35,357    137,033    457,498
   40 (age 85)      *       243,855  1,265,551      *       243,855  1,265,551
   54 (age 99)      *       490,347  5,027,345      *       490,347  5,027,345

Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in dif-ferent amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different in-vestment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this as-sumed investment rate of return can be achieved for any one year or sustained over a period of time.

                         LINCOLN BENEFIT LIFE COMPANY
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          HYPOTHETICAL ILLUSTRATIONS

               Face Amount  Male issue age 45
               $150,000                      Preferred Non-
               Annual Premium                Smoker Class
               $2,935                        Death Benefit
                                             Option 1

                    Guaranteed Cost of Insurance Rates

                                  DEATH BENEFIT
                         Assuming Hypothetical Gross and
                         Net Annual Investment Return of
          Policy          0% Gross  6% Gross  12% Gross
           Year          -1.66% Net 4.34% Net 10.34% Net
            1             150,000    150,000    150,000
            2             150,000    150,000    150,000
            3             150,000    150,000    150,000
            4             150,000    150,000    150,000
            5             150,000    150,000    150,000
            6             150,000    150,000    150,000
            7             150,000    150,000    150,000
            8             150,000    150,000    150,000
            9             150,000    150,000    150,000
            10            150,000    150,000    150,000
            15            150,000    150,000    150,000
            20 (age 65)   150,000    150,000    169,602
            30 (age 75)   150,000    150,000    431,175
            40 (age 85)   150,000    164,900  1,129,548
            54 (age 99)   150,000    315,169  4,015,005

                          POLICY VALUE                   SURRENDER VALUE
                   Assuming Hypothetical Gross
                    and Net Annual Investment    Assuming Hypothetical Gross and
                            Return of            Net Annual Investment Return of
  Policy          0% Gross  6% Gross  12% Gross   0% Gross  6% Gross  12% Gross
   Year          -1.66% Net 4.34% Net 10.34% Net -1.66% Net 4.34% Net 10.34% Net
    1               2,247      2,401      2,554       709        862      1,015
    2               4,421      4,868      5,334     2,882      3,329      3,795
    3               6,519      7,403      8,362     4,980      5,864      6,823
    4               8,541     10,006     11,662     7,002      8,467     10,123
    5              10,484     12,679     15,260     8,945     11,140     13,721
    6              12,345     15,418     19,185    10,883     13,957     17,723
    7              14,118     18,223     23,466    12,733     16,838     22,081
    8              15,797     21,089     28,137    14,566     19,858     26,906
    9              17,373     24,011     33,235    16,296     22,934     32,158
    10             18,842     26,989     38,806    18,073     26,220     38,036
    15             24,494     42,894     76,309    24,494     42,894     76,309
    20 (age 65)    26,174     60,225    139,018    26,174     60,225    139,018
    30 (age 75)     3,130     98,104    402,967     3,130     98,104    402,967
    40 (age 85)      *       157,048  1,075,760      *       157,048  1,075,760
    54 (age 99)      *       315,169  4,015,005      *       315,169  4,015,005

Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in dif-ferent amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different in-vestment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this as-sumed investment rate of return can be achieved for any one year or sustained over a period of time.

                                    PART II
                    CONTENTS OF THIS REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

      Facing Page
      Cross Reference Sheet required by Rule 404(c)
      A Prospectus consisting of 66 pages relating to the Flexible Premium
       Variable Life Insurance Policies
      Undertaking to File Reports
      Indemnification Undertaking
      Representation Relating to Rule 6e-3(T)
      Section 26(e) Representation
      Signature Page
      Exhibits


                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                          INDEMNIFICATION UNDERTAKING

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officer and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                    REPRESENTATION RELATING TO RULE 6e-3(T)

      This filing is made pursuant to 6e-3(T) under the Investment Company Act of 1940.

                         SECTION 26(e) REPRESENTATION

     Lincoln Benefit Life hereby represents that, as to the variable universal life insurance policies which are the subject of this Registration Statement, File No. 33-67386, the fees and charges deducted under the policy, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Lincoln Benefit Life.

                                       A

                                   EXHIBITS
                                   --------


     (1)  Resolution of the Board of Directors of
          Lincoln Benefit Life Company authorizing
          establishment of Registrant..............................................      *
     (2)  Custodian Agreement......................................................      Not Applicable
     (3)  (a) Form of Underwriting Agreement.......................................      *
          (b) Form of Dealer Agreement.............................................      *
          (c) Schedule of Sales Commissions........................................      Herewith
     (4)  Other Agreements.........................................................      Not Applicable
     (5)  Flexible Premium Policy..................................................      Herewith
     (6)  (a) Articles of Incorporation of
              Lincoln Benefit Life Company.........................................      *
          (b) By-Laws of Lincoln Benefit Life Company..............................      *
     (7)  Insurance Company Blanket Bond...........................................      *
     (8)  Fund Participation Agreements:
          (a) Janus Aspen Series...................................................      *
          (b) Fidelity Variable Insurance Products Fund I..........................      *
          (c) Fidelity Variable Insurance Products Fund II.........................      *
          (d) Scudder Variable Life Investment Fund................................      *
          (e) Federated Insurance Management Series................................      *
          (f) Investment Advisers Inc..............................................      Herewith
     (9)  Other Material Contracts.................................................      Not Applicable
    (10)  Application Form.........................................................      * and **
    (11)  Consent of Independent Auditors..........................................      Herewith
    (12)  Opinion and Consent of Counsel...........................................      Herewith
    (13)  Actuarial Opinion and Consent............................................      Herewith
    (14)  Actuarial basis of payment and cash
          value adjustment pursuant to
          Rule 6e-3(T)(b)(13)(v)(B)................................................      Herewith
    (15)  Procedures Memorandum pursuant to
          Rule 6e-3(T)(b)(12)(ii)..................................................      Herewith
    (16)  Powers of Attorney.......................................................      Not Applicable
    (27)  Financial Data Schedules.................................................      Not Applicable

* Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998
** Post-Effective Amendment #8 to Registration Statement on Form S-6 for Lincoln Benefit Life Account, File No. 333-47717, filed April 30, 1997.


                                       B

                                  SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on this 24th day of April, 1998.


                                    LINCOLN BENEFIT LIFE VARIABLE
                                             LIFE ACCOUNT
                                             (Registrant)

                                    By: LINCOLN BENEFIT LIFE COMPANY
                                              (Depositor)


                                    By: /s/B. Eugene Wraith
                                        ---------------------------
                                        B. Eugene Wraith, President
                                        and Chief Operating Officer


     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


     SIGNATURE                       TITLE                            DATE
     ---------                       -----                            ----


/s/B. Eugene Wraith          President, Chief Operating          April 24, 1998
----------------------       Officer and Director                --------------
B. Eugene Wraith             (Principal Executive Officer)


/s/Robert E. Rich            Executive Vice President            April 24, 1998
----------------------       and Director                        --------------
Robert E. Rich


/s/Randy J. Von Fumetti      Senior Vice President,              April 24, 1998
-----------------------      Treasurer and Director              --------------
Randy J. Von Fumetti         (Principal Financial Officer)


/s/Janet P. Anderbery        Vice President and                  April 24, 1998
----------------------       Controller (Principal               --------------
Janet P. Anderbery           Accounting Officer)


                             Vice Chairman of the Board
----------------------                                           --------------
Peter H. Heckman

     SIGNATURE                          TITLE                        DATE
     ---------                          -----                        ----

---------------------        Director                         ------------------
Louis G. Lower, II


/s/John J. Morris            Director                         April 24, 1998
---------------------                                         ------------------
John J. Morris


/s/Douglas F. Gaer           Director                         April 24, 1998
---------------------                                         ------------------
Douglas F. Gaer


---------------------        Director                         ------------------
Kevin Slawin


---------------------        Director                         ------------------
Michael J. Velotta


/s/Carol S. Watson           Director                         April 24, 1998
---------------------                                         ------------------
Carol S. Watson


---------------------        Director                         ------------------
Patricia W. Wilson

                               INDEX TO EXHIBITS

                                      FOR

                      REGISTRATION STATEMENT ON FORM S-6

                  LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT



EXHIBIT NO.                                                  SEQUENTIAL PAGE NO.
-----------                                                  -------------------

   (3)(c)            Schedule of Commissions

   (5)               Flexible Premium Policy

   (8)(f)            IAI Participation Agreement

  (11)               Consent of Independent Auditors

  (12)               Opinion and Consent of Counsel

  (13)               Actuarial Opinion and Consent

  (14)               Actuarial basis of payment and cash
                     value adjustment pursuant to Rule
                     6e-3(T)(b)(13)(V)(B)

  (15)               Procedures Memorandum pursuant to
                     6e-3(T)(b)(12)(ii)